As filed with the Securities and Exchange Commission on December 31, 1995.



                                                      Registration Nos.  33-8214
                                                                        811-4813

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

                              Pre-Effective Amendment No.          / /

                              Post-Effective Amendment No. 69      /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/


                              Amendment No. 72                     /X/
                        (Check appropriate box or boxes.)
                                 ---------------

                     Standish, Ayer & Wood Investment Trust
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 375-1760


                              ERNEST V. KLEIN, Esq.
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    /X/  Immediately upon filing pursuant to Rule 485(b)

    / /  On (date) pursuant to Rule 485(b)

    / /  60 days after filing pursuant to Rule 485(a)(1)

    / /  0n (date) pursuant to Rule 485(a)(1)

    / /  75 days after filing pursuant to Rule 485(a)(2)

    / /  0n (date) pursuant to Rule 485(a)(2)

         The Registrant has registered an indefinite number of shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the fiscal year ended December 31, 1994 was filed on or about February 21, 1995.

                     STANDISH, AYER & WOOD INVESTMENT TRUST*
                        Standish Controlled Maturity Fund
                          Standish Fixed Income Fund II

                  Cross-Reference Sheet Pursuant to Rule 495(a)

Part A                                           Prospectus
Form Item                                        Cross-Reference

Item 1.         Cover Page                       Cover Page

Item 2.         Synopsis                         "Expense Information"

Item 3.         Condensed Financial              Financial Highlights
                       Information

Item 4.         General Description              Cover Page, "The Fund
                       of Registrant             and Its Shares" and "Investment
                                                 Objective and Policies"

Item 5.         Management of the Fund           "Management" and "Custodian,
                                                 Transfer Agent and Dividend
                                                 Disbursing Agent"

Item 6.         Capital Stock and                "The Fund and Its Shares",
                        Other Securities         "Purchase of Shares",
                                                 "Redemption of Shares",
                                                 "Dividends and Distributions"
                                                 and "Federal Income Taxes"

Item 7.         Purchase of Securities           Cover Page and "Purchase of
                       Being Offered             Shares"


Item 8.         Redemption or                    "Redemption of Shares"
                        Repurchase


Item 9.         Pending Legal                    Not Applicable
                       Proceedings

-------------
* This Post-Effective Amendment to the Registrant's Registration Statement relates solely to the shares of Standish Controlled Maturity Fund and Standish Fixed Income Fund II, series of the Registrant. The Prospectuses and Statements of Additional Information for the other series of the Registrant are not affected hereby and, therefore, are not included herewith.

                                                 Statement of Additional
        Part B                                   Information Cross-
        Form Item                                Reference

Item 10.        Cover Page                       Cover Page

Item 11.        Table of Contents                "Contents"

Item 12.        General Information
                       and History               Not Applicable

Item 13.        Investment Objectives            "Investment Objective
                and Policies                     and Policies" and "Investment
                                                 Restrictions"

Item 14.        Management of the Fund           "Management"

Item 15.        Control Persons and              "Management"
                       Principal Holders
                       of Securities

Item 16.        Investment Advisory and          "Management"
                         Other Services

Item 17.        Brokerage Allocation             "Portfolio Transactions"

Item 18.        Capital Stock and                "The Fund and Its Shares"
                       Other Securities

Item 19.        Purchase, Redemption             "Redemption of Shares" and
                       and Pricing of            "Determination of Net Asset
                       Securities Being          Value"
                       Offered

Item 20.        Tax Status                       "Taxation"

Item 21.        Underwriters                     Not Applicable

Item 22.        Calculation of                   "Calculation of Performance
                       Performance Data          Data"

Item 23.        Financial Statements             Financial Statements

Prospectus dated June 1, 1995
As revised December 31, 1995


                                   PROSPECTUS

                          STANDISH FIXED INCOME FUND II

                              One Financial Center
                           Boston, Massachusetts 02111
                                 (800) 221-4795

         Standish Fixed Income Fund II (the "Fund") is one fund in the Standish, Ayer & Wood family of funds. The Fund is organized as a separate diversified investment series of Standish, Ayer & Wood Investment Trust (the "Trust"), an open-end management investment company. The Fund is designed primarily, but not exclusively, for tax-exempt institutional investors, such as pension and profit-sharing plans, foundations and endowments.

         The Fund's investment objective is to maximize total return, consistent with preserving principal and liquidity. As a component of this objective, the Fund will seek a relatively high level of current income. The Fund will seek to achieve its investment objective primarily through investing in an actively managed portfolio of investment grade fixed-income securities. Under normal market conditions, the Fund will maintain an average dollar-weighted effective portfolio maturity from five to thirteen years. Standish, Ayer & Wood, Inc., Boston, Massachusetts, is the Fund's investment adviser (the "Adviser").

     Investors may purchase shares from the Fund without a sales commission or other transaction charges. Unless waived by the Fund, the minimum initial investment is $100,000. Additional investments may be made in amounts of at least $5,000.

     This Prospectus is intended to set forth concisely the information about the Fund and the Trust that a prospective investor should know before investing. Investors are encouraged to read this Prospectus and retain it for future reference. Additional information about the Fund and the Trust is contained in a Statement of Additional Information which has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by calling or writing the Trust at the telephone number or address listed above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference into this Prospectus.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                    CONTENTS


Expense Information                                           2
Financial Highlights                                          3
Investment Objective and Policies                             4
Risk Factors and Suitability                                  8
Calculation of Performance Data                               8
Dividends and Distributions                                   9
Purchase of Shares                                            9
Exchange of Shares                                           10
Redemption of Shares                                         10
Management                                                   11
Federal Income Taxes                                         12
The Fund and Its Shares                                      13
Custodian, Transfer Agent and Dividend-Disbursing Agent      13
Independent Accountants                                      13
Legal Counsel                                                13
Tax Certification Instructions                               14

                             EXPENSE INFORMATION

Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases                               None

Maximum Sales Load Imposed on Reinvested Dividends                    None

Deferred Sales Load                                                   None

Redemption Fees                                                       None

Exchange Fee                                                          None


Annual Fund Operating Expenses (as a percentage of average net assets)

Management Fees (after expense limitation)                            0.13%*

12b-1 Fees                                                            None

Other Expenses                                                        0.27%

Total Fund Operating Expenses (after expense limitation)              0.40%*



Example:                                                               1 year           3 years
--------                                                               ------           -------
You would pay the  following  expenses on a $1,000  investment, assuming (1) 5% annual return and (2) redemption at the end
of each time period:                                                   $4               $13

You would pay the following expenses on the same investment,
assuming no redemption:                                                $4               $13


     The purpose of the above table is to assist investors in understanding the various costs and expenses of the Fund that an investor in the Fund will bear directly or indirectly. See "Management-Investment Adviser" and "Management-Expenses." The figures shown in the caption "Other Expenses," which includes, among other things, custodian and transfer agent fees, registration costs and payments for insurance and audit and legal services, and in the hypothetical example are based on estimates of the Fund's expenses for its first fiscal year ending December 31, 1995.


     * The Adviser has voluntarily agreed to limit Total Fund Operating Expenses of the Fund (excluding litigation, indemnification and other extraordinary expenses) to 0.40% of the Fund's average daily net assets for the Fund's fiscal year ending December 31, 1995. In the absence of such agreement, Management Fees and Total Fund Operating Expenses are estimated to be approximately 0.40% and 0.67%, respectively, of the Fund's average daily net assets. Although this agreement is voluntary and temporary and may be discontinued or revised by the Adviser at any time after December 31, 1995, the Adviser has further voluntarily agreed to limit Total Fund Operating Expenses of the Fund (excluding litigation, indemnification and other extraordinary expenses) to 0.50% of the Fund's average daily net assets for an indefinite period of time after December 31, 1995.

     THE INFORMATION IN THE TABLE AND HYPOTHETICAL EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, THE FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.




     FINANCIAL HIGHLIGHTS

     The financial highlights for the period ended October 31, 1995 are unaudited and are included in the Fund's financial statements incorporated into the Statement of Additional Information.

                                                                                                       For the Period
                                                                                                        July 3, 1995
                                                                                                    (start of business)
                                                                                                    to October 31, 1995
                                                                                                        (Unaudited)
                                                                                                    ---------------------
Per share data (for a share outstanding throughout each period)
    Net asset value - beginning of period                                                                        $20.00
                                                                                                    ---------------------
Income from investment operations
    Net investment income                                                                                         $0.29
    Net realized and unrealized gain (loss)                                                                        0.26
                                                                                                    ---------------------
    Total from investment operations                                                                               0.55
                                                                                                    ---------------------
Less distributions declared to shareholders
    From net investment income                                                                                    (0.10)
                                                                                                    ---------------------
    Total distributions declared to shareholders                                                                  (0.10)
                                                                                                    ---------------------
    Net asset value - end of period                                                                              $20.45
                                                                                                    =====================

Total return                                                                                                       2.76%
Ratios (to average net assets)/Supplemental Data
    Expenses *                                                                                                     0.40% t
    Net investment income *                                                                                        6.73% t

Portfolio turnover                                                                                                  182% y

Net assets at end of period (000 omitted)                                                                        $27,844

* The investment adviser did not impose a portion of its advisory fee. If this reduction had not been undertaken, the net investment income per share and the ratios would have been:

        Net investment income per share $0.24 Ratios (to average net assets):
            Expenses                                                                                               1.42% t
            Net investment income                                                                                  5.37% t

t   Computed on an annualized basis.
y   The turnover ratio for the period is not annualized.

                        INVESTMENT OBJECTIVE AND POLICIES

     The Fund's investment objective is to maximize total return, consistent with preserving principal and liquidity. As a component of this objective, the Fund will seek a relatively high level of current income. The Fund will seek to achieve its investment objective primarily through investing in a diversified portfolio of investment grade fixed-income securities. Under normal market conditions, the Fund will maintain an average dollar-weighted effective portfolio maturity from five to thirteen years. Because of the uncertainty inherent in all investments, no assurance can be given that the Fund will achieve its investment objective. The Fund's investment policies are described further in the Statement of Additional Information.

     The Fund may invest in a broad range of fixed-income securities, including bonds, notes, mortgage-backed and asset-backed securities, preferred stock and convertible debt securities issued by U.S. corporations or other entities or by the U.S. Government or its agencies, authorities, instrumentalities or sponsored enterprises. Under normal market conditions, at least 65% of the Fund's total assets will be invested in such securities. The Fund may purchase securities that pay interest on a fixed, variable, floating (including inverse floating), contingent, in-kind or deferred basis.

     Although the Fund is intended primarily for tax-exempt institutional investors and will be managed without regard to potential tax considerations, the Fund may invest up to 5% of its net assets in tax-exempt securities, such as state and municipal bonds, if the Adviser believes they will provide competitive returns. The Fund's distributions of the interest it earns from such securities will not be tax-exempt. The Fund may adopt a temporary defensive position during adverse market conditions by investing without limit in high quality money market instruments, including short-term U.S. Government securities, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, floating-rate notes and repurchase agreements.

     The Fund will invest exclusively in investment grade fixed-income securities, i.e., securities which, at the date of investment, are rated within the four highest grades as determined by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa) or by Standard & Poor's Ratings Group ("Standard & Poor's") Duff & Phelps, Inc. ("Duff") or Fitch Investors Service, Inc. ("Fitch") (AAA, AA, A or BBB) or their respective equivalent ratings or, if not rated, determined by the Adviser to be of equivalent credit quality to securities so rated. Securities rated Baa by Moody's or BBB by Standard & Poor's, Duff or Fitch and unrated securities of equivalent credit quality are considered medium grade obligations with speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to weaken the issuer's capacity to pay interest and repay principal on these securities than is the case for issuers of higher rated securities. It is anticipated that the average dollar-weighted rated credit quality of the securities in the Fund's portfolio will be Aa or AA according to Moody's and Standard & Poor's, Duff or Fitch ratings, respectively, or comparable credit quality as determined by the Adviser. In the case of a security that is rated differently by two or more rating services, the higher rating is used in computing the Fund's average dollar-weighted credit quality. The Fund intends to emphasize investments in fixed-income securities that have the potential to be upgraded by a rating service. In the event, however, that the rating on a security held in the Fund's portfolio is downgraded below investment grade by a rating service, such action will be considered by the Adviser in its evaluation of the overall investment merits of that security, but will not necessarily result in the sale of the security.

     In order to achieve its investment objective, the Fund will seek to add value by selecting undervalued investments, thus taking advantage of lower prices and higher yields, rather than by varying the average maturity of its portfolio to reflect interest rate forecasts. Under normal market conditions, the average dollar-weighted effective maturity of the Fund's portfolio will be in a range from five to thirteen years. There is no limit on the maturity of any individual security purchased by the Fund.

Corporate Debt Obligations

     The Fund may invest in corporate debt obligations, including obligations of industrial, utility and financial issuers. In addition to obligations of corporations, corporate debt obligations include bank obligations and zero coupon securities, issued by financial institutions and corporations. The Fund's investments in corporate debt securities will be rated, at the date of investment, investment grade. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. See "Risk Factors and Suitability" for a further discussion of the risks associated with investments in corporate debt securities.

U.S. Government Securities

     The Fund may invest in all types of U.S. Government securities, including obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities or sponsored enterprises. Some U.S. Government securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States of America. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Banks), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer.

     The Fund may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Government or its agencies, instrumentalities or sponsored enterprises if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the U.S. Government. The Fund may invest in U.S. Government securities which are zero coupon or deferred interest securities.

Asset-Backed Securities

     The Fund may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Asset-backed securities may also be collateralized by a portfolio of U.S. Government securities, but are not direct obligations of the U.S. Government, its agencies or instrumentalities. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance.

     Asset-backed securities can be structured in several ways, the most common of which has been a "pass-through" model. A certificate representing a fractional undivided beneficial interest in a trust or corporation created solely for the purpose of holding the trust's assets is issued to the asset-backed security holder. The certificate entitles the holder thereof the right to receive a percentage of the interest and principal payments on the terms and according to the schedule established by the trust instrument. A servicing agent collects amounts due on the underlying assets for the account of the trust, which distributes such amounts to the security holders.

     As an alternative structure, the issuer of asset-backed securities effectively transforms an asset-backed pool into obligations consisting of several different maturities. Instead of holding an undivided interest in trust assets, the purchaser of the asset-backed security holds a bond collateralized by the underlying assets. The bonds are serviced by cash flows from the underlying assets, a specified fraction of all cash received (less a fixed servicing fee) being allocated first to pay interest and then to retire principal.

     Asset-backed securities present certain risks similar to (as discussed below) and in addition to those presented by mortgage-backed securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities. Asset-backed securities, however, are not generally subject to the risks associated with pre-payments of principal on the underlying loans.

Mortgage-Backed Securities

     The Fund may invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured by real property. Each mortgage pool underlying mortgage-backed securities will consist of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on real property. An investment in mortgage-backed securities involves certain risks. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity dates would indicate as a result of the pass-through or prepayments of principal on the underlying loans which may increase the volatility of such investments relative to similarly rated debt securities. During periods of declining interest rates, prepayment of loans underlying mortgage-backed securities can be expected to accelerate and thus impair the Fund's ability to reinvest the returns of principal at comparable yields. During periods of rising interest rates, reduced prepayment rates may extend the average life of mortgage-backed securities and increase the Fund's exposure to rising interest rates. Accordingly, the market values of such securities will vary with changes in market interest rates generally and in yield differentials among various kinds of U.S. Government securities and other mortgage-backed securities.

Mortgage Pass-Through Securities

     The Fund may invest in mortgage pass-through securities, which are fixed or adjustable rate mortgage-backed securities that provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

Multiple Class Mortgage-Backed Securities and Collateralized
Mortgage Obligations

     The Fund may invest in collateralized mortgage obligations ("CMOs"), which are multiple class mortgage-backed securities. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or adjustable interest rate and a final distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are "parallel pay" (i.e., payments of principal are made to two or more classes concurrently).

Eurodollar and Yankee Dollar Investments

     The Fund may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by, among others, foreign governments and their agencies and foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

Strategic Transactions

     The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific fixed-income market movements), to manage the effective maturity or duration of fixed-income securities, or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by the Fund may change over time as new instruments and strategies are developed or regulatory changes occur.

     In the course of pursuing its investment objective, the Fund may purchase and sell (write) exchange-listed and over-the-counter put and call options on securities, indices and other financial instruments; purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used in an attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or interest rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although the Fund's net loss exposure resulting from Strategic Transactions entered into for such purposes will not exceed 1% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating the Fund's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the Adviser believes that short-term interest rates as indicated in the forward yield curve are too high, the Fund may take a short position in a near-term Eurodollar futures contract and a long position in a longer-dated Eurodollar futures contract. Under such circumstances, any unrealized loss in the near-term Eurodollar futures position would be netted against any unrealized gain in the longer-dated Eurodollar futures position (and vice versa) for purposes of calculating the Fund's net loss exposure. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market and interest rate movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market or interest rate movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. The writing of put and call options may result in losses to the Fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. The writing of options could significantly increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, they tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by the Fund in writing options on futures and entering into futures transactions is potentially unlimited; however, as described above, the Fund will limit its net loss exposure resulting from Strategic Transactions entered into for non-hedging purposes to 1% of its net assets at any one time. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized. See the Statement of Additional Information for further information regarding the Fund's use of Strategic Transactions.

When-Issued Securities and "Delayed Delivery" Securities

     The Fund may commit up to 15% of its net assets to purchase securities on a "when-issued" or "delayed delivery" basis. Although the Fund would generally purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, the Fund may dispose of a when-issued or delayed delivery security prior to settlement if the Adviser deems it appropriate to do so. The payment obligation and the interest rate on these securities will be fixed at the time the Fund enters into the commitment, but no income will accrue to the Fund until they are delivered and paid for. Unless the Fund has entered into an offsetting agreement to sell the securities, cash or liquid, high grade debt securities equal to the amount of the Fund's commitment will be segregated and maintained with the custodian for the Fund to secure the Fund's obligation and in order to partially offset the leverage inherent in these securities. The market value of the securities when they are delivered may be less than the amount paid by the Fund.


Repurchase Agreements

     The Fund may invest up to 15% of its net assets in repurchase agreements under normal circumstances. Repurchase agreements acquired by the Fund will always be fully collateralized as to principal and interest by money market instruments and will be entered into only with commercial banks, brokers and dealers considered creditworthy by the Adviser. Investing in repurchase agreements involves the risk of default by or the insolvency of the other party to the repurchase agreement.

Forward Roll Transactions

     In order to enhance current income, the Fund may enter into forward roll transactions with respect to mortgage-backed securities to the extent of 10% of its net assets. In a forward roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, such as repurchase agreements or other short-term securities, and the income from these investments, together with any additional fee income received on the sale and the amount gained by repurchasing the securities in the future at a lower purchase price, will generate income and gain for the Fund which is intended to exceed the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. At the time the Fund enters into a forward roll transaction, it will place in a segregated custodial account cash or liquid, high grade debt securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to insure that the equivalent value is maintained.

Illiquid and Restricted Securities

     The Fund may not invest more than 15% of its total assets in securities that are subject to restrictions on resale ("restricted securities") under the Securities Act of 1933, as amended ("1933 Act"), including securities eligible for resale in reliance on Rule 144A under the 1933 Act. In addition, the Fund will not invest more than 15% of its net assets in illiquid investments, which include securities that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and restricted securities, unless it is determined, based upon continuing review of the trading markets for the specific restricted security, that such restricted security is eligible for resale under Rule 144A and is liquid. The Board of Trustees has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for such determinations. Investing in restricted securities eligible for resale pursuant to Rule 144A could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Portfolio Turnover

     It is expected that the portfolio turnover rate of the Fund will not exceed 200% in the coming year. A rate of turnover of 100% would occur if the value of the lesser of purchases and sales of portfolio securities for a particular year equaled the average monthly value of portfolio securities owned during the year (excluding short-term securities). A high rate of portfolio turnover (100% or more) involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by the Fund and thus indirectly by its shareholders. It may also result in the realization of larger amounts of net short-term capital gains, distributions from which are taxable to shareholders as ordinary income and may, under certain circumstances, make it more difficult for the Fund to qualify as a regulated investment company under the Code.

Investment Restrictions

     The foregoing investment policies, including the Fund's investment objective, are non-fundamental policies which may be changed by the Trust's Board of Trustees without the approval of shareholders. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs. The Fund has adopted certain fundamental policies which may not be changed without the approval of the Fund's shareholders. See "Investment Restrictions" in the Statement of Additional Information.

     If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction. Additional fundamental policies adopted by the Fund are described in the Statement of Additional Information.

                          RISK FACTORS AND SUITABILITY

     The Fund is designed primarily for tax-exempt institutional investors such as pension or profit-sharing plans, foundations and endowments which seek to maximize total return and, secondarily, seek a relatively high level of current income, consistent with preserving principal and liquidity and whose beneficiaries are in a position to benefit from the tax-deferred reinvestment of the quarterly income dividends and any capital gains distributions paid by the Fund. The Fund may also be suitable for other investors, depending upon their investment goals and financial and tax positions. Although the price of the Fund's shares may fluctuate more than short-term money market instruments, the Fund will seek to keep such volatility below that of longer-term debt securities by limiting its average portfolio maturity. The Fund is newly organized and has no operating history. Because of the uncertainty inherent in all investments, no assurance can be given that the Fund will achieve its investment objective.

     Yields on debt securities depend on a variety of factors, such as general conditions in the money and bond markets, and the size, maturity and rating of a particular issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater potential capital appreciation and depreciation. The market prices of debt securities in which the Fund invests, and therefore the Fund's net asset value, usually vary depending upon available yields, rising when interest rates decline and declining when interest rates rise.

     Because the Fund's investments are interest rate sensitive, the Fund's performance will depend in large part upon the ability of the Fund to respond to fluctuations in market prices and interest rates and to utilize appropriate strategies to maximize returns to the Fund, while attempting to minimize the risks associated with its invested capital. Operating results will also depend upon the availability of opportunities for the investment of the Fund's assets, including purchases and sales of suitable securities. The Fund's use of Strategic Transactions (including options, futures, options on futures and swaps) involves certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to increase total return involves the risk of loss if the Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. See "Strategic Transactions."

                         CALCULATION OF PERFORMANCE DATA

     From time to time the Fund may advertise its total return and yield. Both total return and yield figures are based on historical earnings and are not intended to indicate future performance. The "total return" of the Fund refers to the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation assumes the reinvestment of all dividends and distributions, includes all recurring fees that are charged to all shareholder accounts and deducts all nonrecurring charges at the end of each period. As long as the Fund has been operating less than 1, 5 or 10 years, the time period during which the Fund has been operating will be substituted accordingly.

     The "yield" of the Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price (net asset value) per share on the last day of the period (using the average number of shares entitled to receive dividends). For the purpose of determining net investment income, the calculation includes among expenses of the Fund all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated.

     The  Fund  may  from  time  to  time  advertise  one  or  more   additional
measurements of performance, including but not limited to historical total returns, distribution returns, non-standardized yield, results of actual or hypothetical investments, changes in dividends, distributions or share values, or any graphic illustration of such data. This data may cover any period of the Fund's operations and may or may not include the impact of taxes or other factors.

     The following table sets forth the historical total return performance of all fee paying, domestic investment grade bond portfolios under discretionary management by the Adviser that have substantially similar investment objectives, policies and strategies as the Fund (the "Investment Grade Bond Accounts") as measured by the Standish, Ayer & Wood Active Domestic Bond Investment Grade Composite (the "Composite"). As of December 31, 1994, the Composite consisted of five Investment Grade Bond Accounts with approximately $1,044.5 million in assets. The performance data of the Investment Grade Bond Accounts, as represented by the Composite, has been computed in accordance with the SEC's standardized formula. Because the gross performance data does not reflect the deduction of investment advisory fees paid by the Investment Grade Bond Accounts, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of the Adviser in managing fixed-income portfolios with investment objectives, policies and strategies substantially similar to those of the Fund.



Standish, Ayer & Wood Active Domestic Bond Investment Grade Composite Performance


                                                        Average Annual Total
                                                       Return For The Periods
                                                       Ended December 31, 1994                    5 Year Cumulative
                                                        3 Years        5 Years                      Total Return
                                                        -------        -------                      ------------
The Composite

  Equal Weighted Gross                                   5.25%         8.64%                           151.36%
  Equal Weighted Net                                     5.04%         8.48%                           150.20%




                                                   1990              1991             1992              1993             1994
                                                   ----              ----             ----              ----             ----
The Composite
  Equal weighted gross total return                9.95%            18.09%            6.68%            14.02%           (4.16)%
  Equal weighted net total return                  9.90%            17.94%            6.48%            13.79%           (4.36)%
  Size weighted gross total return                 9.83%            18.12%            6.69%            13.45%           (4.07)%
  Size weighted net total return                   9.78%            17.97%            6.49%            13.20%           (4.26)%




     The performance of the Investment Grade Bond Accounts is not that of the Fund and is not necessarily indicative of the Fund's future results. The Fund's actual total return may vary significantly from the past and future performance of these Accounts. While the Investment Grade Bond Accounts incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will not impact the Fund's performance. In the opinion of the Adviser, so long as the Fund has at least $20 million in net assets, the relative difference in the size between the Fund and the Investment Grade Bond Accounts should not affect the relevance of the performance of the Investment Grade Bond Accounts to a potential investor in the Fund. Investment returns and the net asset value of shares of Fund will fluctuate in response to market and economic conditions as well as other factors and an investment in the Fund involves the risk of loss.

                           DIVIDENDS AND DISTRIBUTIONS

     Dividends on shares of the Fund from net investment income will be declared and distributed quarterly. Dividends from short-term and long-term capital gains, if any, after reduction by capital losses, will be declared and distributed at least annually. Dividends from net investment income and capital gains distributions, if any, are automatically reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

                               PURCHASE OF SHARES


     Shares of the Fund may be purchased directly from the Fund, which offers its shares to the public on a continuous basis. Shares are sold at the net asset value per share next computed after the purchase order and payment for the shares is received by the Fund. Unless waived by the Fund, the minimum initial investment is $100,000. Additional investments may be made in amounts of at least $5,000.

     The Fund's net asset value per share is computed each day on which the New York Stock Exchange is open as of the close of regular trading on the exchange (currently 4:00 p.m., New York City time). The net asset value per share is calculated by determining the value of all the Fund's assets, subtracting all liabilities and dividing the result by the total number of shares outstanding. Portfolio securities are valued at the last sale prices, on the valuation day, on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid prices. Securities for which quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Trustees, which may include the use of matrix pricing. Money market instruments with less than sixty days remaining to maturity when acquired by the Fund are valued on an amortized cost basis unless the Trustees determine that amortized cost does not represent fair value. If the Fund acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.


     Orders for the purchase of Fund shares received by dealers by the close of regular trading on the New York Stock Exchange on any business day and transmitted to the Fund by the close of its business day (normally 4:00 p.m., New York City time) will be effected as of the close of trading on the New York Stock Exchange on that day. Otherwise, orders will be effected at the net asset value per share determined on the next business day. It is the responsibility of dealers to transmit orders so that they will be received by the Fund. Shares of the Fund purchased through dealers may be subject to transaction fees, no part of which will be received by the Fund or the Adviser.

     In the sole discretion of the Adviser, the Fund may accept securities instead of cash for the purchase of shares of the Fund. The Adviser will determine that any securities acquired in this manner are consistent with the investment objective, policies and restrictions of the Fund. The securities will be valued in the manner stated above. The purchase of shares of the Fund for securities instead of cash may cause an investor who contributed them to realize taxable gain or loss with respect to the securities transferred to the Fund.

     The Trust reserves the right in its sole discretion (i) to suspend the offering of the Fund's shares, (ii) to reject purchase orders when in the best interest of the Fund and (iii) to modify or eliminate the minimum initial investment in Fund shares.

                               EXCHANGE OF SHARES


     Shares of the Fund may be exchanged for shares of one or more other funds in the Standish, Ayer & Wood family of funds. Shares of the Fund redeemed in an exchange transaction are valued at their net asset value next determined after the exchange request is received by the Trust. Shares of a fund purchased in an exchange transaction are sold at their net asset value next determined after the exchange request is received by the Trust and payment for the shares is received by the fund into which your shares are to be exchanged. Until receipt of the purchase price by the fund into which your shares are to be exchanged (which may take up to three business days), your money will not be invested. To obtain a current prospectus for any of the other funds in the Standish, Ayer & Wood family of funds, please call the Trust at (800) 221-4795. Please consider the differences in investment objectives and expenses of a fund as described in its prospectus before making an exchange.


Written Exchanges


     Shares of the Fund may be exchanged by written order to: "Standish, Ayer & Wood Investment Trust, One Financial Center, Boston, Massachusetts 02111". A written exchange request must (a) state the name of the current Fund, (b) state the name of the fund into which the current Fund shares will be exchanged, (c) state the number of shares or the dollar amount to be exchanged, (d) identify the shareholder's account numbers in both funds and (e) be signed by each registered owner exactly as the shares are registered. Signature(s) must be guaranteed as listed under "Written Redemption" below.


Telephonic Exchanges

     Shareholders who complete the telephonic privileges portion of the Fund's account application or who have previously elected telephonic redemption privileges may exchange shares by calling (800) 221-4795. The telephonic privileges are not available to shareholders automatically; they must first elect the privilege. Proper identification will be required for each telephonic exchange. Please see "Telephonic Transactions" below for more information regarding telephonic transactions.

General Exchange Information

     All exchanges are subject to the following exchange restrictions: (i) the fund into which shares are being exchanged must be registered for sale in your state; (ii) exchanges may be made only between funds that are registered in the same name, address and, if applicable, taxpayer identification number; and (iii) unless waived by the Trust, the amount to be exchanged must satisfy the minimum account size of the fund to be exchanged into. Exchange requests will not be processed until payment for the shares of the current Fund have been received. The exchange privilege may be changed or discontinued and may be subject to additional limitations upon sixty (60) days' notice to shareholders, including certain restrictions on purchases by market-timer accounts.

                              REDEMPTION OF SHARES

     Shares of the Fund may be redeemed by any of the methods described below at the net asset value per share next determined after receipt of a redemption request in proper form. Redemptions will not be processed until a completed Share Purchase Application and payment for the shares to be redeemed have been received.

Written Redemption


     Shares of the Fund may be redeemed by written order to Standish Fixed Income Fund II, One Financial Center, 26th Floor, Boston, Massachusetts 02111. A written redemption request must (a) state the number of shares or the dollar amount to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. Signatures must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or by any one of the following institutions, provided that such institution meets credit standards established by Investors Bank and Trust Company, the Fund's transfer agent: (i) a bank; (ii) a securities broker or dealer, including a government or municipal securities broker or dealer, that is a member of a clearing corporation or has net capital of at least $100,000; (iii) a credit union having authority to issue signature guarantees; (iv) a savings and loan association, a building and loan association, a cooperative bank, or a federal savings bank or association; or (v) a national securities exchange, a registered securities exchange or a clearing agency. Additional supporting documents may be required in the case of estates, trusts, corporations, partnerships and other shareholders which are not individuals. Redemption proceeds will normally be paid by check mailed within seven days of receipt of a written redemption request in proper form. If shares to be redeemed were recently purchased by check, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such shares. This may take up to fifteen (15) days.


Telephonic Redemption

     Shareholders who complete the telephonic privileges portion of the Fund's account application may redeem shares by calling (800) 221-4795. The telephone redemption is not available to shareholders automatically; they must first elect the privilege. Redemption proceeds will be mailed or wired in accordance with the shareholder's instruction on the account application to a pre-designated account. Redemption proceeds will normally be paid promptly after receipt of telephonic instructions, but no later than three days thereafter, except as described above for shares purchased by check. Wire charges, if any, will be deducted from redemption proceeds. Redemption proceeds will be sent only by check payable to the shareholder of record at the address of record, unless the shareholder has indicated, in the initial application for the purchase of shares, a commercial bank to which redemption proceeds may be sent by wire. These instructions may be changed subsequently only in writing, accompanied by a signature guarantee, and additional documentation in the case of shares held by a corporation or other entity or by a fiduciary such as a trustee or executor. Proper identification will be required for each telephone redemption. Please see "Telephone Transactions" below for more information regarding telephonic transactions.

Telephone Transactions

     By maintaining a telephonic exchange and redemption privileges, the shareholder authorizes the Adviser, the Trust and the Fund's custodian to act upon instructions of any person to redeem and/or exchange shares from the shareholder's account. Further, the shareholder acknowledges that, as long as the Fund employs reasonable procedures to confirm that telephonic instructions are genuine, and follows telephonic instructions that it reasonably believes to be genuine, neither the Adviser, nor the Trust, nor the Fund, nor the Fund's custodian, nor their respective officers or employees, will be liable for any loss, expense or cost arising out of any request for a telephonic redemption or exchange, even if such transaction results from any fraudulent or unauthorized instructions. Depending upon the circumstances, the Fund intends to employ personal identification or written confirmation of transactions procedures, and if it does not, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. All telephone transaction requests will be recorded. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. Accordingly, during periods of volatile economic and market conditions, shareholders may wish to consider transmitting redemption requests in writing.

Repurchase Order

     In addition to written redemption of Fund shares, the Fund may accept wire or telephone orders from brokers or dealers for the repurchase of Fund shares or from the Adviser with respect to accounts over which it has investment discretion. The repurchase price is the net asset value per share next determined after receipt of an order by a broker or dealer, which is obligated to transmit the order promptly to the Fund prior to the close of the Fund's business day (normally 4:00 p.m.). (The Fund currently determines its net asset value as of 4:00 p.m. New York City time on each business day.) Brokers or dealers may charge for their services in connection with a repurchase of Fund shares, but the Fund imposes no charge for share repurchases.

                                     * * * *

     The proceeds paid upon redemption or repurchase may be more or less than the cost of the shares, depending upon the market value of the Fund's portfolio investments at the time of redemption or repurchase. The Fund intends to pay cash for all shares redeemed, but under certain conditions, the Fund may make payments wholly or partially in portfolio securities.

     Because of the cost of maintaining shareholder accounts, the Fund may redeem, at net asset value, the shares in any account which has a value of less than $50,000 as a result of redemptions or transfers. Before doing so, the Fund will notify the shareholder that the value of the shares in the account is less than the specified minimum and will allow the shareholder 30 days to make an additional investment in an amount which will increase the value of the account to at least $50,000.

                                   MANAGEMENT

Trustees

     The Fund is a separate investment series of Standish, Ayer & Wood Investment Trust, a Massachusetts business trust. Under the terms of the Agreement and Declaration of Trust establishing the Trust, which is governed by the laws of The Commonwealth of Massachusetts, the Trustees of the Trust are ultimately responsible for the management of its business and affairs.

Investment Adviser.

     Standish, Ayer & Wood, Inc. (the "Adviser"), One Financial Center, Boston, Massachusetts 02111, serves as investment adviser to the Fund pursuant to an investment advisory agreement and manages the Fund's investments and affairs subject to the supervision of the Trustees of the Trust. The Adviser is a Massachusetts corporation incorporated in 1933 and is a registered investment adviser under the Investment Advisers Act of 1940. The Adviser provides fully discretionary management services and counseling and advisory services to a broad range of clients throughout the United States. The Adviser also provides investment advisory services to certain other funds of the Trust, acting as sole investment adviser to Standish Small Capitalization Equity Fund, Standish Equity Fund, Standish Fixed Income Fund, Standish Intermediate Tax Exempt Bond Fund, Standish Massachusetts Intermediate Tax Exempt Bond Fund and Standish Securitized Fund, which had net assets of $121 million, $94 million, $1.8 billion, $28 million, $31 million and $54 million, respectively, at March 31, 1995, and as co-investment adviser to Consolidated Standish Short-Term Asset Reserve Fund, which had net assets of $258 million at March 31, 1995. The
Adviser also provides investment advisory services to Standish Controlled Maturity Fund, a newly created series of the Trust. The Adviser is the managing general partner of Standish International Management Company, L.P. ("SIMCO"), which is the investment adviser to Standish International Equity Fund, Standish International Fixed Income Fund and Standish Global Fixed Income Fund, which had net assets of $89 million, $1.1 billion and $135 million, respectively, at March 31, 1995. Corporate pension funds are the largest asset under active management by the Adviser. The Adviser's clients also include charitable and educational endowment funds, financial institutions, trusts and individual investors. As of March 31, 1995, the Adviser managed approximately $24 billion of assets.

     The Fund's portfolio managers are Caleb F. Aldrich and David C. Stuehr. During the past five years, Mr. Aldrich has served as a Director of the Adviser. Mr. Stuehr has served as a Director of the Adviser since January, 1995 and, prior thereto, Mr. Stuehr served as a Vice President (since 1992) and an Assistant Vice President of the Adviser.

     Subject to the supervision and direction of the Trustees, the Adviser manages the Fund's portfolio in accordance with its stated investment objective and policies, recommends investment decisions for the Fund, places orders to purchase and sell securities on behalf of the Fund, administers the affairs of the Fund and permits the Fund to use the name "Standish." For these services the Fund pays a fee monthly at the annual rate of 0.40% of the Fund's average daily net assets.

Expenses

     Expenses of the Trust which relate to more than one series are allocated among such series by the Adviser and SIMCO in an equitable manner, primarily on the basis of relative net asset values. The Fund bears all expenses of its operations other than those incurred by the Adviser under the investment advisory agreement. Among other expenses, the Fund will pay investment advisory fees; bookkeeping, share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; expenses of prospectuses, statements of additional information and shareholder reports which are furnished to shareholders; registration and reporting fees and expenses; and Trustees' fees and expenses. The Adviser bears without subsequent reimbursement the distribution expenses attributable to the offering and sale of Fund shares. The Adviser has voluntarily agreed to limit Total Fund Operating Expenses of the Fund (excluding litigation, indemnification and other extraordinary expenses) to 0.40% of the Fund's average daily net assets for the Fund's fiscal year ending December 31, 1995. Although this agreement is voluntary and temporary and may be discontinued or revised by the Adviser at any time after December 31, 1995, the Adviser has further voluntarily agreed to limit Total Fund Operating Expenses of the Fund (excluding litigation, indemnification and other extraordinary expenses) to 0.50% of the Fund's average daily net assets for an indefinite period of time after December 31, 1995.

Portfolio Transactions

     Subject to the supervision of the Trustees of the Trust, the Adviser selects the brokers and dealers that execute orders to purchase and sell portfolio securities for the Fund. The Adviser will seek to obtain the best available price and most favorable execution with respect to all transactions for the Fund.

     Subject to the consideration of best price and execution and to applicable regulations, the receipt of research and sales of Fund shares may also be considered factors in the selection of brokers and dealers that execute orders to purchase and sell portfolio securities for the Fund.

                              FEDERAL INCOME TAXES

     The Fund intends to elect to be treated and to qualify for taxation as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income (including capital gains) distributed to shareholders in the form of dividends or capital gain distributions in accordance with certain timing requirements of the Code.

     The Fund will be subject to nondeductible 4% excise tax under the Code to the extent that it fails to meet certain distribution requirements with respect to each calendar year. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by the Fund during October, November or December of the year but paid during the following January. Such distributions will be taxable to shareholders as if received on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.

     Shareholders which are taxable entities or persons will be subject to federal income tax on dividends and capital gain distributions made by the Fund. Dividends paid by the Fund from net investment income and any excess of net short-term capital gain over net long-term capital loss will be taxable to shareholders as ordinary income, whether received in cash or Fund shares. Only the portion of such dividends, if any, attributable to certain dividends the Fund receives with respect to its preferred stock investments is expected to qualify, subject to satisfaction of applicable holding period and other requirements, for the 70% corporate dividends received deduction under the Code. Dividends paid by the Fund from net capital gain (the excess of net long-term capital gain over net short-term capital loss), called "capital gain distributions," will be taxable to shareholders as long-term capital gains, whether received in cash or Fund shares and without regard to how long the shareholder has held shares of the Fund. Capital gain distributions do not qualify for the corporate dividends received deduction. Dividends and capital gain distributions may also be subject to state and local or foreign taxes.

     Redemptions and repurchases of shares are taxable events on which a shareholder may recognize a gain or loss. Special rules recharacterize as long-term any losses on the sale or exchange of Fund shares with a tax holding period of six months or less, to the extent the shareholder received a capital gain distribution with respect to such shares.

     Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on dividends, capital gain distributions, and the proceeds of redemptions or repurchases of shares, if they fail to furnish the Fund with their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless a current IRS Form W-8 or an acceptable substitute is furnished to the Fund, to backup withholding on certain payments from the Fund.

     A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied.

     After  the  close of each  calendar  year,  the Fund  will send a notice to
shareholders  that  provides   information  about  the  federal  tax  status  of
distributions to shareholders for such calendar year.

                             THE FUND AND ITS SHARES

     The Fund is a separate investment series of Standish, Ayer & Wood Investment Trust, an unincorporated business trust organized under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated August 13, 1986. Under the Agreement and Declaration of Trust, the Trustees have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of the Fund. Each share of the Fund is entitled to one vote. All Fund shares have equal rights with regard to voting, redemption, dividends, distributions and liquidation, and shareholders of the Fund have the right to vote as a separate class with respect to certain matters under the Investment Company Act of 1940 and the Agreement and Declaration of Trust. Shares of the Fund do not have cumulative voting rights. Fractional shares have proportional voting rights and participate in any distributions and dividends. When issued, each Fund share will be fully paid and nonassessable. Shareholders of the Fund do not have preemptive or conversion rights. Certificates representing shares of the Fund will not be issued.

     The Trust has established thirteen series and may establish additional series at any time. Each series is a separate taxpayer, eligible to qualify as a separate regulated investment company for federal income tax purposes. The calculation of the net asset value of a series and the determination of the tax consequences of investing in a series will be determined separately for each series.

     The Trust is not required to hold annual meetings of shareholders. Special meetings of shareholders may be called from time to time for purposes such as electing or removing Trustees, changing a fundamental policy, or approving an investment advisory agreement.

     If less than two-thirds of the Trustees holding office have been elected by shareholders, a special meeting of shareholders of the Trust will be called to elect Trustees. Under the Agreement and Declaration of Trust and the Investment Company Act of 1940, the record holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for the purpose or by a written declaration filed with each of the Trust's custodian banks. Except as described above, the Trustees will continue to hold office and may appoint successor Trustees. Whenever ten or more shareholders of the Trust who have been such for at least six months, and who hold in the aggregate shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting, and such application is accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five (5) business days after receipt of such application either (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication or form of request. Immediately prior to the effectiveness of this Prospectus, the Adviser owned all of the outstanding shares of the Fund.

     Inquiries concerning the Fund should be made by contacting the Fund at the Fund's address and telephone number listed on the cover of this Prospectus.

             CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     Investors Bank & Trust Company, 24 Federal Street, Boston, Massachusetts 02110, serves as the Fund's transfer agent and dividend-disbursing agent and as custodian of all cash and securities of the Fund.

                             INDEPENDENT ACCOUNTANTS

     Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, serves as independent accountants for the Trust and will audit the Fund's financial statements annually.

                                  LEGAL COUNSEL

     Hale and Dorr, 60 State Street, Boston, Massachusetts 02109, is legal counsel to the Trust and to the Adviser.

                              --------------------

     No dealer, salesman or other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or in the Statement of Additional Information, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

     TAX CERTIFICATION INSTRUCTIONS

     Federal law requires that taxable distributions and proceeds of redemptions and exchanges be reported to the IRS and that 31% be withheld if you fail to provide your correct Taxpayer Identification Number (TIN) and the certifications contained in the Account Purchase Application (Application) or you are otherwise subject to backup withholding. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your Federal income tax return.

     For most individual taxpayers, the TIN is the social security number. Special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. If you do not have a TIN, you may apply for one using forms available at local offices of the Social Security Administration or the IRS, and you should write "Applied For" in the space for a TIN on the Application.

     Recipients exempt from backup withholding, including corporations and certain other entities, should provide their TIN and underline "exempt" in section 2(a) of the TIN section of the Application to avoid possible erroneous withholding. Non-resident aliens and foreign entities may be subject to withholding of up to 30% on certain distributions received from the Fund and must provide certain certifications on IRS Form W-8 to avoid backup withholding with respect to other payments. For further information, see Code Sections 1441, 1442 and 3406 and/or consult your tax adviser.

Prospectus dated June 1, 1995
As revised December 31, 1995


                                   PROSPECTUS

                        STANDISH CONTROLLED MATURITY FUND

                              One Financial Center
                           Boston, Massachusetts 02111
                                 (800) 221-4795

     Standish Controlled Maturity Fund (the "Fund") is one fund in the Standish, Ayer & Wood family of funds. The Fund is organized as a separate diversified investment series of Standish, Ayer & Wood Investment Trust (the "Trust"), an open-end management investment company. The Fund is designed primarily, but not exclusively, for tax-exempt institutional investors, such as pension and profit-sharing plans, foundations and endowments.

     The Fund's investment objective is to maximize total return, consistent with preserving principal and liquidity. As a component of this objective, the Fund will seek a relatively high level of current income. The Fund will seek to achieve its investment objective primarily through investing in an actively managed portfolio of investment grade fixed-income securities. Under normal market conditions, the Fund will maintain an average dollar-weighted effective portfolio maturity not exceeding five years. Standish, Ayer & Wood, Inc., Boston, Massachusetts, is the Fund's investment adviser (the "Adviser").

     Investors may purchase shares from the Fund without a sales commission or other transaction charges. Unless waived by the Fund, the minimum initial investment is $100,000. Additional investments may be made in amounts of at least $5,000.

     This Prospectus is intended to set forth concisely the information about the Fund and the Trust that a prospective investor should know before investing. Investors are encouraged to read this Prospectus and retain it for future reference. Additional information about the Fund and the Trust is contained in a Statement of Additional Information which has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by calling or writing the Trust at the telephone number or address listed above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference into this Prospectus.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Expense Information                                           2
Financial Highlights                                          3
Investment Objective and Policies                             4
Risk Factors and Suitability                                  8
Calculation of Performance Data                               8
Dividends and Distributions                                   9
Purchase of Shares                                            9
Exchange of Shares                                           10
Redemption of Shares                                         10
Management                                                   11
Federal Income Taxes                                         12
The Fund and Its Shares                                      13
Custodian, Transfer Agent and Dividend-Disbursing Agent      13
Independent Accountants                                      13
Legal Counsel                                                13
Tax Certification Instructions                               14

                             EXPENSE INFORMATION

Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases                               None

Maximum Sales Load Imposed on Reinvested Dividends                    None

Deferred Sales Load                                                   None

Redemption Fees                                                       None

Exchange Fee                                                          None


Annual Fund Operating Expenses (as a percentage of average net assets)

Management Fees (after expense limitation)                            0.13%*

12b-1 Fees                                                            None

Other Expenses                                                        0.27%

Total Fund Operating Expenses (after expense limitation)              0.40%*



Example:                                                               1 year           3 years
--------                                                               ------           -------
You would pay the  following  expenses on a $1,000  investment, assuming (1) 5% annual return and (2) redemption at the end
of each time period:                                                   $5               $11

You would pay the following expenses on the same investment,
assuming no redemption:                                                $5               $11



     The purpose of the above table is to assist investors in understanding the various costs and expenses of the Fund that an investor in the Fund will bear directly or indirectly. See "Management-Investment Adviser" and "Management-Expenses." The figures shown in the caption "Other Expenses," which includes, among other things, custodian and transfer agent fees, registration costs and payments for insurance and audit and legal services, and in the hypothetical example are based on estimates of the Fund's expenses for its first fiscal year ending December 31, 1995.


     * The Adviser has voluntarily agreed to limit Total Fund Operating Expenses of the Fund (excluding litigation, indemnification and other extraordinary expenses) to 0.40% of the Fund's average daily net assets for the Fund's fiscal year ending December 31, 1995. In the absence of such agreement, Management Fees and Total Fund Operating Expenses are estimated to be approximately 0.35% and 0.62%, respectively, of the Fund's average daily net assets. Although this agreement is voluntary and temporary and may be discontinued or revised by the Adviser at any time after December 31, 1995, the Adviser has further voluntarily agreed to limit Total Fund Operating Expenses of the Fund (excluding litigation, indemnification and other extraordinary expenses) to 0.45% of the Fund's average daily net assets for an indefinite period of time after December 31, 1995.

     THE INFORMATION IN THE TABLE AND HYPOTHETICAL EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, THE FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.


     FINANCIAL HIGHLIGHTS

     The financial highlights for the period ended October 31, 1995 are unaudited and are included in the Fund's financial statements incorporated into the Statement of Additional Information.



                                                                                             For the Period
                                                                                           July 3, 1995 (start
                                                                                             of business) to
                                                                                           October 31, 1995
                                                                                               (unaudited)
                                                                                           ---------------------
Per share data (for a share outstanding throughout each period)
    Net asset value - beginning of period                                                                $20.00
                                                                                           ---------------------
Income from investment operations
    Net investment income                                                                                 $0.40
    Net realized and unrealized gain (loss)                                                                0.08
                                                                                          ---------------------
    Total from investment operations                                                                       0.48
                                                                                          ---------------------
Less distributions declared to shareholders
    From net investment income                                                                            (0.25)
                                                                                           ---------------------
    Total distributions declared to shareholders                                                          (0.25)
                                                                                           ---------------------
    Net asset value - end of period                                                                      $20.23
                                                                                           =====================

Total return                                                                                               2.41%
Ratios (to average net assets)/Supplemental Data
    Expenses *                                                                                             0.40%    t
    Net investment income *                                                                                6.22%    t

Portfolio turnover                                                                                           90%    y

Net assets at end of period (000 omitted)                                                                 $7,685

* The investment adviser did not impose a portion of its advisory fee. If this reduction had not been undertaken, the net investment income per share and the ratios would have been:

        Net investment income per share $0.26 Ratios (to average net assets):
            Expenses                                                                                       2.58%    t
            Net investment income                                                                          4.09%    t

t   Computed on an annualized basis.
y   The turnover ratio for the period is not annualized.


                        INVESTMENT OBJECTIVE AND POLICIES

     The Fund's investment objective is to maximize total return, consistent with preserving principal and liquidity. As a component of this objective, the Fund will seek a relatively high level of current income. The Fund will seek to achieve its investment objective primarily through investing in an actively managed portfolio of investment grade fixed-income securities. Under normal market conditions, the Fund will maintain an average dollar-weighted effective portfolio maturity not exceeding five years. Because of the uncertainty inherent in all investments, no assurance can be given that the Fund will achieve its investment objective. The Fund's investment policies are described further in the Statement of Additional Information.

     The Fund may invest in a broad range of fixed-income securities, including bonds, notes, mortgage-backed and asset-backed securities, preferred stock and convertible debt securities issued by U.S. corporations or other entities or by the U.S. Government or its agencies, authorities, instrumentalities or sponsored enterprises. Under normal market conditions, at least 65% of the Fund's total assets will be invested in such securities. The Fund may purchase securities that pay interest on a fixed, variable, floating (including inverse floating), contingent, in-kind or deferred basis.

     Although the Fund is intended primarily for tax-exempt institutional investors and will be managed without regard to potential tax considerations, the Fund may invest up to 5% of its net assets in tax-exempt securities, such as state and municipal bonds, if the Adviser believes they will provide competitive returns. The Fund's distributions of the interest it earns from such securities will not be tax-exempt. The Fund may adopt a temporary defensive position during adverse market conditions by investing without limit in high quality money market instruments, including short-term U.S. Government securities, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, floating-rate notes and repurchase agreements.

     The Fund will invest exclusively in investment grade fixed-income securities, i.e., securities which, at the date of investment, are rated within the four highest grades as determined by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa) or by Standard & Poor's Ratings Group ("Standard & Poor's"), Duff & Phelps, Inc. ("Duff") or Fitch Investors Service, Inc. ("Fitch") (AAA, AA, A or BBB) or their respective equivalent ratings or, if not rated, determined by the Adviser to be of equivalent credit quality to securities so rated. Securities rated Baa by Moody's or BBB by Standard & Poor's, Duff or Fitch and unrated securities of equivalent credit quality are considered medium grade obligations with speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to weaken the issuer's capacity to pay interest and repay principal on these securities than is the case for issuers of higher rated securities. It is anticipated that the average dollar-weighted rated credit quality of the securities in the Fund's portfolio will be Aa or AA according to Moody's and Standard & Poor's, Duff or Fitch ratings, respectively, or comparable credit quality as determined by the Adviser. In the case of a security that is rated differently by two or more rating services, the higher rating is used in computing the Fund's average dollar-weighted credit quality. In the event the rating on a security held in the Fund's portfolio is downgraded below investment grade by a rating service, such action will be considered by the Adviser in its evaluation of the overall investment merits of that security, but will not necessarily result in the sale of the security.

     In order to achieve its investment objective, the Fund will seek to add value by selecting undervalued investments, thus taking advantage of lower prices and higher yields, rather than by varying the average maturity of its portfolio to reflect interest rate forecasts. Under normal market conditions, the maximum average-dollar weighted effective maturity of the Fund's portfolio will not exceed five years. Although there is no limit on the maturity of any individual security purchased by the Fund, the Fund will normally invest in securities with final maturities, average lives or interest rate reset frequencies of ten years or less.

Corporate Debt Obligations

     The Fund may invest in corporate debt obligations, including obligations of industrial, utility and financial issuers. In addition to obligations of corporations, corporate debt obligations include bank obligations and zero coupon securities, issued by financial institutions and corporations. The Fund's investments in corporate debt securities will be rated, at the date of investment, investment grade. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. See "Risk Factors and Suitability" for a further discussion of the risks associated with investments in corporate debt securities.

U.S. Government Securities

     The Fund may invest in all types of U.S. Government securities, including obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities or sponsored enterprises. Some U.S. Government securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States of America. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Banks), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer.

     The Fund may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Government or its agencies, instrumentalities or sponsored enterprises if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the U.S. Government. The Fund may invest in U.S. Government securities which are zero coupon or deferred interest securities.

Asset-Backed Securities

     The Fund may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Asset-backed securities may also be collateralized by a portfolio of U.S. Government securities, but are not direct obligations of the U.S. Government, its agencies or instrumentalities. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance.

     Asset-backed securities can be structured in several ways, the most common of which has been a "pass-through" model. A certificate representing a fractional undivided beneficial interest in a trust or corporation created solely for the purpose of holding the trust's assets is issued to the asset-backed security holder. The certificate entitles the holder thereof the right to receive a percentage of the interest and principal payments on the terms and according to the schedule established by the trust instrument. A servicing agent collects amounts due on the underlying assets for the account of the trust, which distributes such amounts to the security holders.

     As an alternative structure, the issuer of asset-backed securities effectively transforms an asset-backed pool into obligations consisting of several different maturities. Instead of holding an undivided interest in trust assets, the purchaser of the asset-backed security holds a bond collateralized by the underlying assets. The bonds are serviced by cash flows from the underlying assets, a specified fraction of all cash received (less a fixed servicing fee) being allocated first to pay interest and then to retire principal.

     Asset-backed securities present certain risks similar to (as discussed below) and in addition to those presented by mortgage-backed securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities. Asset-backed securities, however, are not generally subject to the risks associated with pre-payments of principal on the underlying loans.

Mortgage-Backed Securities

     The Fund may invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured by real property. Each mortgage pool underlying mortgage-backed securities will consist of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on real property. An investment in mortgage-backed securities involves certain risks. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity dates would indicate as a result of the pass-through or prepayments of principal on the underlying loans which may increase the volatility of such investments relative to similarly rated debt securities. During periods of declining interest rates, prepayment of loans underlying mortgage-backed securities can be expected to accelerate and thus impair the Fund's ability to reinvest the returns of principal at comparable yields. During periods of rising interest rates, reduced prepayment rates may extend the average life of mortgage-backed securities and increase the Fund's exposure to rising interest rates. Accordingly, the market values of such securities will vary with changes in market interest rates generally and in yield differentials among various kinds of U.S. Government securities and other mortgage-backed securities.

Mortgage Pass-Through Securities

     The Fund may invest in mortgage pass-through securities, which are fixed or adjustable rate mortgage-backed securities that provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

Multiple Class Mortgage-Backed Securities and Collateralized
Mortgage Obligations

     The Fund may invest in collateralized mortgage obligations ("CMOs"), which are multiple class mortgage-backed securities. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or adjustable interest rate and a final distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are "parallel pay" (i.e., payments of principal are made to two or more classes concurrently).

Eurodollar and Yankee Dollar Investments

     The Fund may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by, among others, foreign governments and their agencies and foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

Strategic Transactions

     The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific fixed-income market movements), to manage the effective maturity or duration of fixed-income securities, or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by the Fund may change over time as new instruments and strategies are developed or regulatory changes occur.

     In the course of pursuing its investment objective, the Fund may purchase and sell (write) exchange-listed and over-the-counter put and call options on securities, indices and other financial instruments; purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used in an attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or interest rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although the Fund's net loss exposure resulting from Strategic Transactions entered into for such purposes will not exceed 1% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating the Fund's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the Adviser believes that short-term interest rates as indicated in the forward yield curve are too high, the Fund may take a short position in a near-term Eurodollar futures contract and a long position in a longer-dated Eurodollar futures contract. Under such circumstances, any unrealized loss in the near-term Eurodollar futures position would be netted against any unrealized gain in the longer-dated Eurodollar futures position (and vice versa) for purposes of calculating the Fund's net loss exposure. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market and interest rate movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market or interest rate movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. The writing of put and call options may result in losses to the Fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. The writing of options could significantly increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, they tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by the Fund in writing options on futures and entering into futures transactions is potentially unlimited; however, as described above, the Fund will limit its net loss exposure resulting from Strategic Transactions entered into for non-hedging purposes to 1% of its net assets at any one time. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized. See the Statement of Additional Information for further information regarding the Fund's use of Strategic Transactions.

When-Issued Securities and "Delayed Delivery" Securities

     The Fund may commit up to 15% of its net assets to purchase securities on a "when-issued" or "delayed delivery" basis. Although the Fund would generally purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, the Fund may dispose of a when-issued or delayed delivery security prior to settlement if the Adviser deems it appropriate to do so. The payment obligation and the interest rate on these securities will be fixed at the time the Fund enters into the commitment, but no income will accrue to the Fund until they are delivered and paid for. Unless the Fund has entered into an offsetting agreement to sell the securities, cash or liquid, high grade debt securities equal to the amount of the Fund's commitment will be segregated and maintained with the custodian for the Fund to secure the Fund's obligation and in order to partially offset the leverage inherent in these securities. The market value of the securities when they are delivered may be less than the amount paid by the Fund.

Repurchase Agreements

     The Fund may invest up to 25% of its net assets in repurchase agreements under normal circumstances. Repurchase agreements acquired by the Fund will always be fully collateralized as to principal and interest by money market instruments and will be entered into only with commercial banks, brokers and dealers considered creditworthy by the Adviser. Investing in repurchase agreements involves the risk of default by or the insolvency of the other party to the repurchase agreement.

Forward Roll Transactions

     In order to enhance current income, the Fund may enter into forward roll transactions with respect to mortgage-backed securities to the extent of 10% of its net assets. In a forward roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, such as repurchase agreements or other short-term securities, and the income from these investments, together with any additional fee income received on the sale and the amount gained by repurchasing the securities in the future at a lower purchase price, will generate income and gain for the Fund which is intended to exceed the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. At the time the Fund enters into a forward roll transaction, it will place in a segregated custodial account cash or liquid, high grade debt securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to insure that the equivalent value is maintained.

Illiquid and Restricted Securities

     The Fund may not invest more than 15% of its total assets in securities that are subject to restrictions on resale ("restricted securities") under the Securities Act of 1933, as amended ("1933 Act"), including securities eligible for resale in reliance on Rule 144A under the 1933 Act. In addition, the Fund will not invest more than 15% of its net assets in illiquid investments, which include securities that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and restricted securities, unless it is determined, based upon continuing review of the trading markets for the specific restricted security, that such restricted security is eligible for resale under Rule 144A and is liquid. The Board of Trustees has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for such determinations. Investing in restricted securities eligible for resale pursuant to Rule 144A could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Portfolio Turnover

     It is expected that the portfolio turnover rate of the Fund will not exceed 200% in the coming year. A rate of turnover of 100% would occur if the value of the lesser of purchases and sales of portfolio securities for a particular year equaled the average monthly value of portfolio securities owned during the year (excluding short-term securities). A high rate of portfolio turnover (100% or more) involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by the Fund and thus indirectly by its shareholders. It may also result in the realization of larger amounts of net short-term capital gains, distributions from which are taxable to shareholders as ordinary income and may, under certain circumstances, make it more difficult for the Fund to qualify as a regulated investment company under the Code.

Investment Restrictions

     The foregoing investment policies, including the Fund's investment objective, are non-fundamental policies which may be changed by the Trust's Board of Trustees without the approval of shareholders. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs. The Fund has adopted certain fundamental policies which may not be changed without the approval of the Fund's shareholders. See "Investment Restrictions" in the Statement of Additional Information.

     If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction. Additional fundamental policies adopted by the Fund are described in the Statement of Additional Information.

                          RISK FACTORS AND SUITABILITY

     The Fund is designed primarily for tax-exempt institutional investors such as pension or profit-sharing plans, foundations and endowments which seek to maximize total return and, secondarily, seek a relatively high level of current income, consistent with preserving principal and liquidity and whose beneficiaries are in a position to benefit from the tax-deferred reinvestment of the quarterly income dividends and any capital gains distributions paid by the Fund. The Fund may also be suitable for other investors, depending upon their investment goals and financial and tax positions. Although the price of the Fund's shares may fluctuate more than short-term money market instruments, the Fund will seek to keep such volatility below that of longer-term debt securities by limiting its average portfolio maturity. The Fund is newly organized and has no operating history. Because of the uncertainty inherent in all investments, no assurance can be given that the Fund will achieve its investment objective.

     Yields on debt securities depend on a variety of factors, such as general conditions in the money and bond markets, and the size, maturity and rating of a particular issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater potential capital appreciation and depreciation. The market prices of debt securities in which the Fund invests, and therefore the Fund's net asset value, usually vary depending upon available yields, rising when interest rates decline and declining when interest rates rise.

     Because the Fund's investments are interest rate sensitive, the Fund's performance will depend in large part upon the ability of the Fund to respond to fluctuations in market prices and interest rates and to utilize appropriate strategies to maximize returns to the Fund, while attempting to minimize the risks associated with its invested capital. Operating results will also depend upon the availability of opportunities for the investment of the Fund's assets, including purchases and sales of suitable securities. The Fund's use of Strategic Transactions (including options, futures, options on futures and swaps) involves certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to increase total return involves the risk of loss if the Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. See "Strategic Transactions."

                         CALCULATION OF PERFORMANCE DATA

     From time to time the Fund may advertise its total return and yield. Both total return and yield figures are based on historical earnings and are not intended to indicate future performance. The "total return" of the Fund refers to the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation assumes the reinvestment of all dividends and distributions, includes all recurring fees that are charged to all shareholder accounts and deducts all nonrecurring charges at the end of each period. As long as the Fund has been operating less than 1, 5 or 10 years, the time period during which the Fund has been operating will be substituted accordingly.

     The "yield" of the Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price (net asset value) per share on the last day of the period (using the average number of shares entitled to receive dividends). For the purpose of determining net investment income, the calculation includes among expenses of the Fund all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated.

     The  Fund  may  from  time  to  time  advertise  one  or  more   additional
measurements of performance, including but not limited to historical total returns, distribution returns, non-standardized yield, results of actual or hypothetical investments, changes in dividends, distributions or share values, or any graphic illustration of such data. This data may cover any period of the Fund's operations and may or may not include the impact of taxes or other factors.

     The following table sets forth the historical total return performance of all fee paying, controlled maturity bond portfolios under discretionary management by the Adviser that have substantially similar investment objectives, policies and strategies as the Fund (the "Controlled Maturity Accounts") as measured by the Standish, Ayer & Wood Controlled Maturity Bond Composite (the "Composite"). As of December 31, 1994, the Composite consisted of 10 Controlled Maturity Accounts with approximately $446.2 million in assets. The performance data of the Controlled Maturity Accounts, as represented by the Composite, has been computed in accordance with the SEC's standardized formula. Because the gross performance data does not reflect the deduction of investment advisory fees paid by the Controlled Maturity Accounts, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of the Adviser in managing fixed-income portfolios with investment objectives, policies and strategies substantially similar to those of the Fund.




     The Standish, Ayer & Wood Controlled Maturity Bond Composite Performance

                                                             Average Annual Total
                                                                Return For The                         10 Year
                                                        Periods Ended December 31, 1994           Cumulative Total

                                                  3 Years           5 Years         10 Years           Return
                                                  -------           -------         --------           ------
The Composite
  Equal Weighted (gross)                           5.2%             7.8%              9.0%              236.4%
  Equal Weighted (net)                             5.0%             7.5%              8.5%              227.0%




                                          1985     1986     1987     1988     1989    1990     1991     1992     1993    1994
                                          ----     ----     ----     ----     ----    ----     ----     ----     ----    ----
The Composite
  Equal weighted gross total return      16.40%   10.60%   4.90%    7.60%   11.80%    9.08%   14.45%   6.80%    9.80%   (0.61)%
  Equal weighted net total return        16.13%   10.29%   4.05%    6.85%   11.10%    8.74%   14.10%   6.53%    9.52%   (0.87)%
  Size weighted gross total return                                                    9.03%   14.18%   6.65%    9.23%   (0.21)%
  Size weighted net total return                                                      8.89%   14.06%   6.54%    9.09%   (0.46)%



     The performance of the Controlled Maturity Accounts is not that of the Fund and is not necessarily indicative of the Fund's future results. The Fund's actual total return may vary significantly from the past and future performance of these Accounts. While the Controlled Maturity Accounts incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will not impact the Fund's performance. In the opinion of the Adviser, so long as the Fund has at least $5 million in net assets, the relative difference in the size between the Fund and the Controlled Maturity Accounts should not affect the relevance of the performance of the Controlled Maturity Accounts to a potential investor in the Fund. Investment returns and the net asset value of shares of Fund will fluctuate in response to market and economic conditions as well as other factors and an investment in the Fund involves the risk of loss.

                           DIVIDENDS AND DISTRIBUTIONS

     Dividends on shares of the Fund from net investment income will be declared and distributed quarterly. Dividends from short-term and long-term capital gains, if any, after reduction by capital losses, will be declared and distributed at least annually. Dividends from net investment income and capital gains distributions, if any, are automatically reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

                               PURCHASE OF SHARES


     Shares of the Fund may be purchased directly from the Fund, which offers its shares to the public on a continuous basis. Shares are sold at the net asset value per share next computed after the purchase order and payment for the shares is received by the Fund. Unless waived by the Fund, the minimum initial investment is $100,000. Additional investments may be made in amounts of at least $5,000.

     The Fund's net asset value per share is computed each day on which the New York Stock Exchange is open as of the close of regular trading on the exchange (currently 4:00 p.m., New York City time). The net asset value per share is calculated by determining the value of all the Fund's assets, subtracting all liabilities and dividing the result by the total number of shares outstanding. Portfolio securities are valued at the last sale prices, on the valuation day, on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid prices. Securities for which quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Trustees, which may include the use of matrix pricing. Money market instruments with less than sixty days remaining to maturity when acquired by the Fund are valued on an amortized cost basis unless the Trustees determine that amortized cost does not represent fair value. If the Fund acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     Orders for the purchase of Fund shares received by dealers by the close of regular trading on the New York Stock Exchange on any business day and transmitted to the Fund by the close of its business day (normally 4:00 p.m., New York City time) will be effected as of the close of trading on the New York Stock Exchange on that day. Otherwise, orders will be effected at the net asset value per share determined on the next business day. It is the responsibility of dealers to transmit orders so that they will be received by the Fund. Shares of the Fund purchased through dealers may be subject to transaction fees, no part of which will be received by the Fund or the Adviser.

     In the sole discretion of the Adviser, the Fund may accept securities instead of cash for the purchase of shares of the Fund. The Adviser will determine that any securities acquired in this manner are consistent with the investment objective, policies and restrictions of the Fund. The securities will be valued in the manner stated above. The purchase of shares of the Fund for securities instead of cash may cause an investor who contributed them to realize taxable gain or loss with respect to the securities transferred to the Fund.

     The Trust reserves the right in its sole discretion (i) to suspend the offering of the Fund's shares, (ii) to reject purchase orders when in the best interest of the Fund and (iii) to modify or eliminate the minimum initial investment in Fund shares.


                               EXCHANGE OF SHARES

     Shares of the Fund may be exchanged for shares of one or more other funds in the Standish, Ayer & Wood family of funds. Shares of the Fund redeemed in an exchange transaction are valued at their net asset value next determined after the exchange request is received by the Trust. Shares of a fund purchased in an exchange transaction are sold at their net asset value next determined after the exchange request is received by the Trust and payment for the shares is received by the fund into which your shares are to be exchanged. Until receipt of the purchase price by the fund into which your shares are to be exchanged (which may take up to three business days), your money will not be invested. To obtain a current prospectus for any of the other funds in the Standish, Ayer & Wood family of funds, please call the Trust at (800) 221-4795. Please consider the differences in investment objectives and expenses of a fund as described in its prospectus before making an exchange.

Written Exchanges

     Shares of the Fund may be exchanged by written order to: "Standish, Ayer & Wood Investment Trust, One Financial Center, Boston, Massachusetts 02111". A written exchange request must (a) state the name of the current Fund, (b) state the name of the fund into which the current Fund shares will be exchanged, (c) state the number of shares or the dollar amount to be exchanged, (d) identify the shareholder's account numbers in both funds and (e) be signed by each registered owner exactly as the shares are registered. Signature(s) must be guaranteed as listed under "Written Redemption" below.

Telephonic Exchanges

     Shareholders who complete the telephonic privileges portion of the Fund's account application or who have previously elected telephonic redemption privileges may exchange shares by calling (800) 221-4795. The telephonic privileges are not available to shareholders automatically; they must first elect the privilege. Proper identification will be required for each telephonic exchange. Please see "Telephonic Transactions" below for more information regarding telephonic transactions.

General Exchange Information

     All exchanges are subject to the following exchange restrictions: (i) the fund into which shares are being exchanged must be registered for sale in your state; (ii) exchanges may be made only between funds that are registered in the same name, address and, if applicable, taxpayer identification number; and (iii) unless waived by the Trust, the amount to be exchanged must satisfy the minimum account size of the fund to be exchanged into. Exchange requests will not be processed until payment for the shares of the current Fund have been received. The exchange privilege may be changed or discontinued and may be subject to additional limitations upon sixty (60) days' notice to shareholders, including certain restrictions on purchases by market-timer accounts.

                              REDEMPTION OF SHARES

     Shares of the Fund may be redeemed by any of the methods described below at the net asset value per share next determined after receipt of a redemption request in proper form. Redemptions will not be processed until a completed Share Purchase Application and payment for the shares to be redeemed have been received.

Written Redemption

     Shares of the Fund may be redeemed by written order to Standish Fixed Income Fund II, One Financial Center, 26th Floor, Boston, Massachusetts 02111. A written redemption request must (a) state the number of shares or the dollar amount to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. Signatures must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or by any one of the following institutions, provided that such institution meets credit standards established by Investors Bank and Trust Company, the Fund's transfer agent: (i) a bank; (ii) a securities broker or dealer, including a government or municipal securities broker or dealer, that is a member of a clearing corporation or has net capital of at least $100,000; (iii) a credit union having authority to issue signature guarantees; (iv) a savings and loan association, a building and loan association, a cooperative bank, or a federal savings bank or association; or (v) a national securities exchange, a registered securities exchange or a clearing agency. Additional supporting documents may be required in the case of estates, trusts, corporations, partnerships and other shareholders which are not individuals. Redemption proceeds will normally be paid by check mailed within seven days of receipt of a written redemption request in proper form. If shares to be redeemed were recently purchased by check, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such shares. This may take up to fifteen (15) days.

Telephonic Redemption

     Shareholders who complete the telephonic privileges portion of the Fund's account application may redeem shares by calling (800) 221-4795. The telephone redemption is not available to shareholders automatically; they must first elect the privilege. Redemption proceeds will be mailed or wired in accordance with the shareholder's instruction on the account application to a pre-designated account. Redemption proceeds will normally be paid promptly after receipt of telephonic instructions, but no later than three days thereafter, except as described above for shares purchased by check. Wire charges, if any, will be deducted from redemption proceeds. Redemption proceeds will be sent only by check payable to the shareholder of record at the address of record, unless the shareholder has indicated, in the initial application for the purchase of shares, a commercial bank to which redemption proceeds may be sent by wire. These instructions may be changed subsequently only in writing, accompanied by a signature guarantee, and additional documentation in the case of shares held by a corporation or other entity or by a fiduciary such as a trustee or executor. Proper identification will be required for each telephone redemption. Please see "Telephone Transactions" below for more information regarding telephonic transactions.

Telephone Transactions

     By maintaining a telephonic exchange and redemption privileges, the shareholder authorizes the Adviser, the Trust and the Fund's custodian to act upon instructions of any person to redeem and/or exchange shares from the shareholder's account. Further, the shareholder acknowledges that, as long as the Fund employs reasonable procedures to confirm that telephonic instructions are genuine, and follows telephonic instructions that it reasonably believes to be genuine, neither the Adviser, nor the Trust, nor the Fund, nor the Fund's custodian, nor their respective officers or employees, will be liable for any loss, expense or cost arising out of any request for a telephonic redemption or exchange, even if such transaction results from any fraudulent or unauthorized instructions. Depending upon the circumstances, the Fund intends to employ personal identification or written confirmation of transactions procedures, and if it does not, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. All telephone transaction requests will be recorded. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. Accordingly, during periods of volatile economic and market conditions, shareholders may wish to consider transmitting redemption requests in writing.

Repurchase Order

     In addition to written redemption of Fund shares, the Fund may accept wire or telephone orders from brokers or dealers for the repurchase of Fund shares or from the Adviser with respect to accounts over which it has investment discretion. The repurchase price is the net asset value per share next determined after receipt of an order by a broker or dealer, which is obligated to transmit the order promptly to the Fund prior to the close of the Fund's business day (normally 4:00 p.m.). (The Fund currently determines its net asset value as of 4:00 p.m. New York City time on each business day.) Brokers or dealers may charge for their services in connection with a repurchase of Fund shares, but the Fund imposes no charge for share repurchases.

                                     * * * *

     The proceeds paid upon redemption or repurchase may be more or less than the cost of the shares, depending upon the market value of the Fund's portfolio investments at the time of redemption or repurchase. The Fund intends to pay cash for all shares redeemed, but under certain conditions, the Fund may make payments wholly or partially in portfolio securities.

     Because of the cost of maintaining shareholder accounts, the Fund may redeem, at net asset value, the shares in any account which has a value of less than $50,000 as a result of redemptions or transfers. Before doing so, the Fund will notify the shareholder that the value of the shares in the account is less than the specified minimum and will allow the shareholder 30 days to make an additional investment in an amount which will increase the value of the account to at least $50,000.

                                   MANAGEMENT

Trustees

     The Fund is a separate investment series of Standish, Ayer & Wood Investment Trust, a Massachusetts business trust. Under the terms of the Agreement and Declaration of Trust establishing the Trust, which is governed by the laws of The Commonwealth of Massachusetts, the Trustees of the Trust are ultimately responsible for the management of its business and affairs.

Investment Adviser.

     Standish, Ayer & Wood, Inc. (the "Adviser"), One Financial Center, Boston, Massachusetts 02111, serves as investment adviser to the Fund pursuant to an investment advisory agreement and manages the Fund's investments and affairs subject to the supervision of the Trustees of the Trust. The Adviser is a Massachusetts corporation incorporated in 1933 and is a registered investment adviser under the Investment Advisers Act of 1940. The Adviser provides fully discretionary management services and counseling and advisory services to a broad range of clients throughout the United States. The Adviser also provides investment advisory services to certain other funds of the Trust, acting as sole investment adviser to Standish Small Capitalization Equity Fund, Standish Equity Fund, Standish Fixed Income Fund, Standish Intermediate Tax Exempt Bond Fund, Standish Massachusetts Intermediate Tax Exempt Bond Fund and Standish Securitized Fund, which had net assets of $121 million, $94 million, $1.8 billion, $28 million, $31 million and $54 million, respectively, at March 31, 1995, and as co-investment adviser to Consolidated Standish Short-Term Asset Reserve Fund, which had net assets of $258 million at March 31, 1995. The Adviser also provides investment advisory services to Standish Fixed Income Fund II, a newly created series of the Trust. The Adviser is the managing general partner of Standish International Management Company, L.P. ("SIMCO"), which is the investment adviser to Standish International Equity Fund, Standish International Fixed Income Fund and Standish Global Fixed Income Fund, which had net assets of $89 million, $1.1 billion and $135 million, respectively, at March 31, 1995. Corporate pension funds are the largest asset under active management by the Adviser. The Adviser's clients also include charitable and educational endowment funds, financial institutions, trusts and individual investors. As of March 31, 1995, the Adviser managed approximately $24 billion of assets.

     The Fund's portfolio manager is Howard B. Rubin. During the past five years, Mr. Rubin has served as a Director and Vice President of the Adviser.

     Subject to the supervision and direction of the Trustees, the Adviser manages the Fund's portfolio in accordance with its stated investment objective and policies, recommends investment decisions for the Fund, places orders to purchase and sell securities on behalf of the Fund, administers the affairs of the Fund and permits the Fund to use the name "Standish." For these services the Fund pays a fee monthly at the annual rate of 0.35% of the Fund's average daily net assets.

Expenses

     Expenses of the Trust which relate to more than one series are allocated among such series by the Adviser and SIMCO in an equitable manner, primarily on the basis of relative net asset values. The Fund bears all expenses of its operations other than those incurred by the Adviser under the investment advisory agreement. Among other expenses, the Fund will pay investment advisory fees; bookkeeping, share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; expenses of prospectuses, statements of additional information and shareholder reports which are furnished to shareholders; registration and reporting fees and expenses; and Trustees' fees and expenses. The Adviser bears without subsequent reimbursement the distribution expenses attributable to the offering and sale of Fund shares. The Adviser has voluntarily agreed to limit Total Fund Operating Expenses of the Fund (excluding litigation, indemnification and other extraordinary expenses) to 0.40% of the Fund's average daily net assets for the Fund's fiscal year ending December 31, 1995. Although this agreement is voluntary and temporary and may be discontinued or revised by the Adviser at any time after December 31, 1995, the Adviser has further voluntarily agreed to limit Total Fund Operating Expenses of the Fund (excluding litigation, indemnification and other extraordinary expenses) to 0.45% of the Fund's average daily net assets for an indefinite period of time after December 31, 1995.

Portfolio Transactions

     Subject to the supervision of the Trustees of the Trust, the Adviser selects the brokers and dealers that execute orders to purchase and sell portfolio securities for the Fund. The Adviser will seek to obtain the best available price and most favorable execution with respect to all transactions for the Fund.

     Subject to the consideration of best price and execution and to applicable regulations, the receipt of research and sales of Fund shares may also be considered factors in the selection of brokers and dealers that execute orders to purchase and sell portfolio securities for the Fund.

                              FEDERAL INCOME TAXES

     The Fund intends to elect to be treated and to qualify for taxation as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income (including capital gains) distributed to shareholders in the form of dividends or capital gain distributions in accordance with certain timing requirements of the Code.

     The Fund will be subject to nondeductible 4% excise tax under the Code to the extent that it fails to meet certain distribution requirements with respect to each calendar year. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by the Fund during October, November or December of the year but paid during the following January. Such distributions will be taxable to shareholders as if received on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.

     Shareholders which are taxable entities or persons will be subject to federal income tax on dividends and capital gain distributions made by the Fund. Dividends paid by the Fund from net investment income and any excess of net short-term capital gain over net long-term capital loss will be taxable to shareholders as ordinary income, whether received in cash or Fund shares. Only the portion of such dividends, if any, attributable to certain dividends the Fund receives with respect to its preferred stock investments is expected to qualify, subject to satisfaction of applicable holding period and other requirements, for the 70% corporate dividends received deduction under the Code. Dividends paid by the Fund from net capital gain (the excess of net long-term capital gain over net short-term capital loss), called "capital gain distributions," will be taxable to shareholders as long-term capital gains, whether received in cash or Fund shares and without regard to how long the shareholder has held shares of the Fund. Capital gain distributions do not qualify for the corporate dividends received deduction. Dividends and capital gain distributions may also be subject to state and local or foreign taxes.

     Redemptions and repurchases of shares are taxable events on which a shareholder may recognize a gain or loss. Special rules recharacterize as long-term any losses on the sale or exchange of Fund shares with a tax holding period of six months or less, to the extent the shareholder received a capital gain distribution with respect to such shares.

     Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on dividends, capital gain distributions, and the proceeds of redemptions or repurchases of shares, if they fail to furnish the Fund with their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless a current IRS Form W-8 or an acceptable substitute is furnished to the Fund, to backup withholding on certain payments from the Fund.

     A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied.

     After  the  close of each  calendar  year,  the Fund  will send a notice to
shareholders  that  provides   information  about  the  federal  tax  status  of
distributions to shareholders for such calendar year.

                             THE FUND AND ITS SHARES

     The Fund is a separate investment series of Standish, Ayer & Wood Investment Trust, an unincorporated business trust organized under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated August 13, 1986. Under the Agreement and Declaration of Trust, the Trustees have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of the Fund. Each share of the Fund is entitled to one vote. All Fund shares have equal rights with regard to voting, redemption, dividends, distributions and liquidation, and shareholders of the Fund have the right to vote as a separate class with respect to certain matters under the Investment Company Act of 1940 and the Agreement and Declaration of Trust. Shares of the Fund do not have cumulative voting rights. Fractional shares have proportional voting rights and participate in any distributions and dividends. When issued, each Fund share will be fully paid and nonassessable. Shareholders of the Fund do not have preemptive or conversion rights. Certificates representing shares of the Fund will not be issued.

     The Trust has established thirteen series and may establish additional series at any time. Each series is a separate taxpayer, eligible to qualify as a separate regulated investment company for federal income tax purposes. The calculation of the net asset value of a series and the determination of the tax consequences of investing in a series will be determined separately for each series.

     The Trust is not required to hold annual meetings of shareholders. Special meetings of shareholders may be called from time to time for purposes such as electing or removing Trustees, changing a fundamental policy, or approving an investment advisory agreement.

     If less than two-thirds of the Trustees holding office have been elected by shareholders, a special meeting of shareholders of the Trust will be called to elect Trustees. Under the Agreement and Declaration of Trust and the Investment Company Act of 1940, the record holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for the purpose or by a written declaration filed with each of the Trust's custodian banks. Except as described above, the Trustees will continue to hold office and may appoint successor Trustees. Whenever ten or more shareholders of the Trust who have been such for at least six months, and who hold in the aggregate shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting, and such application is accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five (5) business days after receipt of such application either (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication or form of request. Immediately prior to the effectiveness of this Prospectus, the Adviser owned all of the outstanding shares of the Fund.

     Inquiries concerning the Fund should be made by contacting the Fund at the Fund's address and telephone number listed on the cover of this Prospectus.

             CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     Investors Bank & Trust Company, 24 Federal Street, Boston, Massachusetts 02110, serves as the Fund's transfer agent and dividend-disbursing agent and as custodian of all cash and securities of the Fund.

                             INDEPENDENT ACCOUNTANTS

     Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, serves as independent accountants for the Trust and will audit the Fund's financial statements annually.

                                  LEGAL COUNSEL

     Hale and Dorr, 60 State Street, Boston, Massachusetts 02109, is legal counsel to the Trust and to the Adviser.

--------------------------------------------------------------------------------
     No dealer, salesman or other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or in the Statement of Additional Information, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

     TAX CERTIFICATION INSTRUCTIONS

     Federal law requires that taxable distributions and proceeds of redemptions and exchanges be reported to the IRS and that 31% be withheld if you fail to provide your correct Taxpayer Identification Number (TIN) and the certifications contained in the Account Purchase Application (Application) or you are otherwise subject to backup withholding. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your Federal income tax return.

     For most individual taxpayers, the TIN is the social security number. Special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. If you do not have a TIN, you may apply for one using forms available at local offices of the Social Security Administration or the IRS, and you should write "Applied For" in the space for a TIN on the Application.

     Recipients exempt from backup withholding, including corporations and certain other entities, should provide their TIN and underline "exempt" in section 2(a) of the TIN section of the Application to avoid possible erroneous withholding. Non-resident aliens and foreign entities may be subject to withholding of up to 30% on certain distributions received from the Fund and must provide certain certifications on IRS Form W-8 to avoid backup withholding with respect to other payments. For further information, see Code Sections 1441, 1442 and 3406 and/or consult your tax adviser.

June 1, 1995
As Revised December 31, 1995



                         STANDISH FIXED INCOME FUND II

                              One Financial Center
                          Boston, Massachusetts 02111
                                 (617) 350-6100

                      STATEMENT OF ADDITIONAL INFORMATION




         This Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the Prospectus dated June 1, 1995, as amended and/or supplemented from time to time (the "Prospectus"), of Standish Fixed Income Fund II (the "Fund"), a separate investment series of Standish, Ayer & Wood Investment Trust (the "Trust"). This Statement of Additional Information should be read in conjunction with the Prospectus which may be obtained without charge from the Fund by calling the telephone number or writing to the address listed above.


Contents


Investment Objectives and Policies                                         2
Investment Restrictions                                                    9
Calculation of Performance Data                                            12
Management                                                                 14
Redemption of Shares                                                       22
Portfolio Transactions                                                     22
Federal Income Taxes                                                       23
Determination of Net Asset Value                                           25
The Fund and Its Shares                                                    26
Additional Information                                                     26





THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

INVESTMENT OBJECTIVES AND POLICIES

         The Fund's Prospectus describes the investment objectives of the Fund and summarizes the investment policies it will follow. The following discussion supplements the description of the Fund's investment policies in the Prospectus.

Maturity

         The effective maturity of an individual portfolio security in which the Fund invests is defined as the period remaining until the earliest date when the Fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the Fund of a put option, demand feature or tender option granted by the issuer or a third party or the payment of the principal on the stated maturity date. (Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios.) The effective maturity of variable rate securities is calculated by reference to their coupon resent dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity. Unscheduled prepayments of principal have the effect of shortening the effective maturities of securities in general and mortgage-backed securities in particular. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. In general, securities, such as mortgage-backed securities, may be subject to greater prepayment rates in a declining interest rate environment. Conversely, in an increasing interest rate environment, the rate of prepayment may be expected to decrease. A higher than anticipated rate of unscheduled principal prepayments on securities purchased at a premium or a lower than anticipated rate of unscheduled payments on securities purchased at a discount may result in a lower yield (and total return) to the Fund than was anticipated at the time the securities were purchased. The Fund's reinvestment of unscheduled prepayments may be made at rates higher or lower than the rate payable on such security, thus affecting the return realized by the Fund.

Money Market Instruments and Repurchase Agreements

         Money market instruments include short-term U.S. Government securities, commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and repurchase agreements collateralized by such instruments.

         U.S. Government securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the U.S. Government, which may be guaranteed by the U.S. Treasury or supported by the issuer's right to borrow from the Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S. Government include, but are not limited to, Federal Land Banks, the Federal Farm Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and the Federal National Mortgage Association.

         Investments in commercial paper will be rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or Duff 1+ by Duff & Phelps, which are the highest ratings assigned by these rating services (even if rated lower by one or more of the other agencies), or which, if not rated or rated lower by one or more of the agencies and not rated by the other agency or agencies, are judged by the Adviser to be of equivalent credit quality to the securities so rated.


         A repurchase agreement is an agreement under which the Fund acquires money market instruments (generally U.S. Government securities, bankers' acceptances or certificates of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by the Fund and is unrelated to the interest rate on the instruments. The instruments acquired by the Fund (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the custodian bank for the Fund until they are repurchased. In evaluating whether to enter a repurchase agreement, the investment adviser, Standish, Ayer & Wood, Inc. (the "Adviser"), will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trust's Board of Trustees.

         The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by the Fund at a time when their market value has declined, the Fund may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by the Fund are collateral for a loan by the Fund and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the instruments it acquires. While the Trustees acknowledge these risks, it is expected that they can be controlled through careful documentation and monitoring.

Strategic Transactions

         The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific fixed-income market movements), to manage the effective maturity of fixed-income securities, or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by the Fund may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the  course of  pursuing  its  investment  objectives,  the Fund may purchase and sell (write) exchange-listed and over-the-counter put and call options on securities, indices and other financial instruments; purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used in an attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or interest rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although the Fund's net loss exposure resulting from Strategic Transactions entered into for such purposes will not exceed 1% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating the Fund's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the Adviser believes that short-term interest rates as indicated in the forward yield curve are too high, the Fund may take a short position in a near-term Eurodollar futures contract and a long position in a longer-dated Eurodollar futures contract. Under such circumstances, any unrealized loss in the near-term Eurodollar futures position would be netted against any unrealized gain in the longer- dated Eurodollar futures position (and vice versa) for purposes of calculating the Fund's net loss exposure. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market and interest rate movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), for qualification as a regulated investment company.

Risks of Strategic Transactions

         Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market or interest rate movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. The writing of put and call options may result in losses to the Fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. The writing of options could significantly increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, they tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by the Fund in writing options on futures and entering into futures transactions is potentially unlimited; however, as described above, the Fund will limit its net loss exposure resulting from Strategic Transactions entered into for non-hedging purposes to 1% of its net assets at any one time. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized.

General Characteristics of Options

         Put  options  and  call  options  typically  have  similar   structural
characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of the Fund's assets in special accounts, as described below under "Use of Segregated Accounts."

         A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy (if the option is exercised), the underlying security, commodity, index or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell (if the option is exercised), the underlying instrument at the exercise price. The Fund may purchase a call option on a security, futures contract, index or other instrument to seek to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC" options). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example but is also applicable to other financial intermediaries.

         With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is in-the-money (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         The Fund's ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will generally sell (write) OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. (To the extent that the Fund does not do so, the OTC options are subject to the Fund's restriction on investments in illiquid securities.) The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make delivery of the security or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "Primary dealers," or broker dealers, domestic banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from Standard & Poor's or Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or which issue debt that is determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission
("SEC") currently takes the position that, absent the buy-back provisions discussed above, OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities. However, for options written with "primary dealers" pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price.

         If the Fund sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale (writing) of put options can also provide income.

         The Fund may purchase and sell (write) call options on securities including U.S. Treasury and agency securities, mortgage-backed and asset-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or the futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. In addition, the Fund may cover a written call option or put option by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position.

         Even though the Fund will receive the option premium to help offset any loss, the Fund may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call sold by the Fund also exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         The Fund may purchase and sell (write) put options on securities including U.S. Treasury and agency securities, mortgage-backed and asset-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices and futures contracts. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a price above the market price.

Options on Securities Indices and Other Financial Indices

         The Fund may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. In addition to the methods described above, the Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio.

General Characteristics of Futures

         The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures. Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") or on certain foreign exchanges.

         The sale of futures contracts creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The purchase of futures contracts creates a corresponding obligation by the Fund, as purchaser to purchase a financial instrument at a specified time and price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver such position, if the option is exercised.

         The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the regulations of the CFTC relating to exclusions from regulation as a commodity pool operator. Those regulations currently provide that the Fund may use commodity futures and option positions (i) for bona fide hedging purposes without regard to the percentage of assets committed to margin and option premiums, or (ii) for other purposes permitted by the SEC to the extent that the aggregate initial margin and option premiums required to establish such non-hedging positions (net of the amount that the positions were "in the money" at the time of purchase) do not exceed 5% of the liquidation value (i.e., the net asset value) of the Fund's portfolio, after taking into account unrealized profits and losses on such positions. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit, with a financial intermediary for the benefit of a futures commission merchant, as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.

Combined Transactions

         The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, and multiple interest rate transactions, structured notes and any combination of futures, options, and interest rate transactions (component transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars

         Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily for hedging purposes, including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, as a duration management technique or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Swaps, caps, floors and collars may also be used to enhance potential gain in circumstances where hedging is not involved although, as described above, the Fund's net loss exposure resulting from swaps, caps, floors and collars and other Strategic Transactions entered into for such purposes will not exceed 1% of the Fund's net assets at any one time. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's or has an equivalent rating from an NRSRO or which issue debt that is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed. Swaps, caps, floors and collars are considered illiquid for purposes of the Fund's policy regarding illiquid securities, unless it is determined, based upon continuing review of the trading markets for the specific security, that such security is liquid. The Board of Trustees has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of swaps, caps, floors and collars. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for such determinations. The staff of the SEC currently takes the position that swaps, caps, floors and collars are illiquid, and are subject to the Fund's limitation on investing in illiquid securities.

Eurodollar Contracts

         The Fund may make investments in Eurodollar contracts. Eurodollar contracts are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Use of Segregated Accounts

         The Fund will not use leverage in Strategic Transactions. The Fund will hold securities or other instruments whose values are expected to offset its obligations under the Strategic Transactions. The Fund will not enter into Strategic Transactions that expose the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid, high grade debt securities with a value sufficient to cover its potential obligations. The Fund may have to comply with any applicable regulatory requirements designed to make sure that mutual funds do not use leverage in Strategic Transactions, and if required, will set aside cash and other assets in a segregated account with its custodian bank in the amount prescribed. In that case, the Fund's custodian would maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or other assets to account for fluctuations in the value of the account. Assets held in a segregated account would not be sold while the Strategic Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

"When-Issued" and "Delayed Delivery" Securities

         The Fund may commit up to 15% of its net assets to purchase securities on a "when-issued" and "delayed delivery" basis, which means that delivery and payment for the securities will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time the Fund enters into the commitment, but interest will not accrue to the Fund until delivery of and payment for the securities. Although the Fund will only make commitments to purchase "when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, the Fund may sell the securities before the settlement date if deemed advisable by the Adviser. Unless the Fund has entered into an offsetting agreement to sell the securities, cash or liquid, high-grade debt obligations with a market value equal to the amount of the Fund's commitment will be segregated with the custodian bank for the Fund. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of the Fund's commitment.

         Securities purchased on a "when-issued" and "delayed delivery" basis may have a market value on delivery which is less than the amount paid by the Fund. Changes in market value may be based upon the public's perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will depreciate in value when interest rates rise.

Portfolio Turnover

         It is not the policy of the Fund to purchase or sell securities for trading purposes. However, the Fund places no restrictions on portfolio turnover and it may sell any portfolio security without regard to the period of time it has been held, except as may be necessary to maintain its status as a regulated investment company under the Internal Revenue Code. The Fund may therefore generally change its portfolio investments at any time in accordance with the Adviser's appraisal of factors affecting any particular issuer or market, or the economy in general. Portfolio turnover is not expected to exceed 200% on an annual basis.

INVESTMENT RESTRICTIONS

         The Fund has adopted the following fundamental policies in addition to those described under "Investment Objectives and Policies ff Investment Restrictions" in the Prospectus. The Fund's fundamental policies cannot be changed unless the change is approved by the lesser of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. The Fund may not:

1. Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S. Government securities or mortgage-backed securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

2. Issue senior securities, except as permitted by paragraphs 3, 7 and 8 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

3. Borrow money, except (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value, (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets;
         (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or  assets  and  (iv)  the  Fund  may  enter  into  reverse  repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein,
         (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Purchase securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

7. Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

8. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

         For purposes of the fundamental investment restriction (1) regarding industry concentration, the Adviser generally classifies issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports With The Securities and Exchange Commission. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the Adviser may classify an issuer according to its own sources. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

         The following restrictions are not fundamental policies and may be changed by the Trustees without shareholder approval, in accordance with applicable laws, regulations or regulatory policy. The Fund may not:

A. Make short sales of securities unless (a) after effect is given to any such short sale, the total market value of all securities sold short would not exceed 5% of the value of the Fund's net assets or (b) at all times during which a short position is open it owns an equal amount of such securities, or by virtue of ownership of convertible or exchangeable securities it has the right to obtain through the conversion or exchange of such other securities an amount equal to the securities sold short.

B.       Invest  in  companies  for  the  purpose  of   exercising   control  or
         management.

C.       Purchase  securities of any other  investment  company if, as a result,
         (i) more than 10% of the Fund's assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund or (iii) more than 5% of the Fund's assets would be invested in any one such investment company. The Fund will not purchase the securities of any open-end investment company except when such purchase is part of a plan of merger, consolidation, reorganization or purchase of substantially all of the assets of any other investment company, or purchase the securities of any closed-end investment company except in the open market where no commission or profit to a sponsor or dealer results from the purchase, other than customary brokerage fees. The Fund has no current intention of investing in other investment companies.

D. Invest in interests in oil, gas or other exploration or development programs; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals.

E. Invest more than 5% of the assets of the Fund in the securities of any issuers which, together with their corporate parents, have records of less than three years' continuous operation, including the operation of any predecessor, excluding obligations issued or guaranteed by the U.S. Government or its agencies and securities fully collateralized by such securities and excluding securities which have been rated investment grade by at least one nationally recognized statistical rating organization.

F. Invest in securities of any company if any officer or director (Trustee) of the Trust or of the Adviser owns more than .5% of the outstanding securities of such company and such officers and directors (Trustees) own in the aggregate more than 5% of the securities of such company.

G. Invest in securities which are illiquid if, as a result, more than 15% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act, purchased OTC options, certain assets used to cover written OTC options, and privately issued stripped mortgage-backed securities.

H. Invest more than 15% of its total assets in restricted securities, including those eligible for resale under Rule 144A under the 1933 Act.

I. Purchase securities while outstanding borrowings exceed 5% of the Fund's net assets.

J. Invest in real estate limited partnership interests, other than real estate investment trusts organized as limited partnerships.

K. Purchase or sell (write) options, except pursuant to the limitations described above.


         If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction, except with respect to restriction (F) above.

         In order to permit the sale of shares of the Fund in certain states, the Board may, in its sole discretion, adopt restrictions on investment policy more restrictive than those described above. Should the Board determine that any such more restrictive policy is no longer in the best interest of the Fund and its shareholders, the Fund may cease offering shares in the state involved and the Board may revoke such restrictive policy. Moreover, if the states involved shall no longer require any such restrictive policy, the Board may, in its sole discretion, revoke such policy.


CALCULATION OF PERFORMANCE DATA

         As indicated in the Prospectus, the Fund may, from time to time, advertise certain total return and yield information. The average annual total return of the Fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the average annual total return of the Fund ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(1+T)n=ERV.

         Yield quotations shares are computed by dividing the net investment income per share during a base period of 30 days, or one month, by the maximum offering price (net asset value) per share of the Fund on the last day of such base period in accordance with the following formula:

YIELD = ( 2 [(A - B + 1)^6 - 1]) / CD


Where:

                  a=       interest earned during the period

                  b=       net expenses accrued for the period

                  c= the average daily number of shares outstanding during the period that were entitled to receive dividends

                  d= the maximum offering price per share (net asset value) on the last day of the period

         For purposes of calculating interest earned on debt obligations as provided in item "a" above:

(i) The yield to maturity of each obligation held by the Fund is computed based on the market value of the obligation (including actual accrued interest, if any) at the close of business each day during the 30-day base period, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest, if any) on settlement date, and with respect to obligations sold during the month the sale price (plus actual accrued interest, if any) between the trade and settlement dates.

(ii) The yield to maturity of each obligation is then divided by 360 and the resulting quotient is multiplied by the market value of the obligation (including actual accrued interest, if any) to determine the interest income on the obligation for each day. The yield to maturity calculation has been made on each obligation during the 30 day base period.

(iii) Interest earned on all debt obligations during the 30-day or one month period is then totaled.

(iv) The maturity of an obligation with a call provision(s) is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

         With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the Fund accounts for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period. In addition, the Fund may elect (i) to amortize the discount or premium remaining on a security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize the discount or premium remaining on a security.

         The Fund may also quote non-standardized yield, such as yield-to-maturity ("YTM"). YTM represents the rate of return an investor will receive if a long-term, interest bearing investment, such as a bond, is held to its maturity date. YTM does not take into account purchase price, redemption value, time to maturity, coupon yield, and the time between interest payments.

         In addition to average annual return and yield quotations, the Fund may quote quarterly and annual performance on a net (with management and administration fees deducted) and gross basis. Performance quotations should not be considered as representative of the Fund's performance for any specified period in the future.

         The Fund's performance may be compared in sales literature to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the Lehman Government/Corporate Index, which is generally considered to be representative of the performance of all domestic, dollar denominated, fixed rate, investment grade bonds, and the Lehman Brothers Aggregate Index which is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage Backed Securities Index and Yankee Bond Index, and is generally considered to be representative of all unmanaged, domestic, dollar denominated, fixed rate investment grade bonds. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

                                   MANAGEMENT

Trustees and Officers

         The Trustees and executive officers of the Trust are listed below. All executive officers of the Trust except Mr. Copley are affiliates of Standish, Ayer & Wood, Inc., the Fund's investment adviser.


                                            Position Held                   Principal Occupation
Name and Address                             With Trust                     During Past 5 Years
----------------                            ------------                    -------------------

*D. Barr Clayson                            Vice President                  Vice President and
c/o Standish, Ayer &                        and Trustee                     Managing Director,
  Wood, Inc.                                                                Standish, Ayer &
One Financial Center                                                        Wood, Inc.; President,
Boston, MA  02111                                                           Standish International
                                                                            Management Company,
                                                                            L.P.

*Richard C. Doll                            Vice President                  Vice President and
c/o Standish, Ayer &                        and Trustee                     Director, Standish,
  Wood, Inc.                                                                Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111

Samuel C. Fleming                           Trustee                         Chairman of the Board
c/o Decision                                                                and Chief Executive
  Resources, Inc.                                                           Officer, Decision
1100 Winter Street                                                          Resources, Inc.
Waltham, MA  02154                                                          through 1989, Senior
                                                                            V.P. Arthur D. Little









                                       17





Benjamin M. Friedman                        Trustee                         William Joseph Maier
c/o Harvard University                                                      Professor of Political
Cambridge, MA  02138                                                        Economy, Harvard
                                                                            University

John H. Hewitt                              Trustee                         Trustee, The Peabody
P. O. Box 307                                                               Foundation; Trustee,
So. Woodstock, VT  05071                                                    Visiting Nurse
                                                                            Alliance of Vermont
                                                                            New Hampshire

*Edward H. Ladd                             Trustee and                     Chairman of the Board
c/o Standish, Ayer                          Vice President                  and Managing Director,
  & Wood, Inc.                                                              Standish, Ayer & Wood,
One Financial Center                                                        Inc. since 1990;
Boston, MA  02111                                                           formerly President of
                                                                            Standish, Ayer & Wood,
                                                                            Inc.

Caleb Loring III                            Trustee                         Trustee, Essex Street
c/o Essex Street                                                            Associates (family
  Associates                                                                investment trust
P.O. Box 5600                                                               office); Director,
Beverly Farms, MA  01915                                                    Holyoke Mutual Insurance
                                                                            Company

*Richard S. Wood                            President                       Vice President,
c/o Standish, Ayer &                        and Trustee                     Secretary and Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.; Executive Vice
Boston, MA  02111                                                           President, Standish
                                                                            International
                                                                            Management Company,
                                                                            L.P.

James E. Hollis III                         Executive Vice                  Vice President and
c/o Standish, Ayer &                        President                       Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111

David W. Murray                             Treasurer and                   Vice President, Treasurer
c/o Standish, Ayer &                        Secretary                       and Director, Standish,
  Wood, Inc.                                                                Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111







                                       18





Caleb F. Aldrich                            Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111

Beverly E. Banfield                         Vice President                  Vice President and
c/o Standish, Ayer &                                                        Compliance Officer,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.; and
Boston, MA  02111                                                           Assistant Vice President
                                                                            Compliance Officer,
                                                                            Freedom Capital
                                                                            Management Corp.
                                                                            (1989-1992)

Nicholas S. Battelle                        Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111

Walter M. Cabot                             Vice President                  Senior Advisor and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.;
Boston, MA  02111                                                           prior to 1991, President,
                                                                            Harvard Management
                                                                            Company

David H. Cameron                            Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111

Karen K. Chandor                            Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111

Lavinia B. Chase                            Vice President                  Vice President, Standish,
c/o Standish, Ayer &                                                        Ayer & Wood, Inc.
  Wood, Inc.
One Financial Center
Boston, MA  02111







                                       19





Susan B. Coan                               Vice President                  Vice President, Standish,
c/o Standish, Ayer &                                                        Ayer & Wood, Inc.
  Wood, Inc.
One Financial Center
Boston, MA  02111

W. Charles Cook II                          Vice President                  Vice President, Standish,
c/o Standish, Ayer &                                                        Ayer & Wood, Inc.
  Wood, Inc.
One Financial Center
Boston, MA  02111

James W. Copley, Jr.                        Vice President                  Senior Portfolio
c/o Standish, Ayer &                                                        Manager, Standish, Ayer &
  Wood, Inc.                                                                Wood, Inc. (since June 30,
One Financial Center                                                        1995); President and Director,
Boston, MA  02111                                                           Consolidated Investment
                                                                            Corporation; Vice-President-
                                                                            Funds Management,
                                                                            Consolidated Healthcare,
                                                                            Inc.

Joseph M. Corrado                           Vice President                  Vice President, Standish,
c/o Standish, Ayer &                                                        Ayer & Wood, Inc.
  Wood, Inc.
One Financial Center
Boston, MA  02111

Dolores S. Driscoll                         Vice President                  Vice President and
c/o Standish, Ayer &                                                        Managing
  Wood, Inc.                                                                Director, Standish, Ayer &
One Financial Center                                                        Wood, Inc.
Boston, MA  02111

Anne P. Herrmann                            Vice President                  Mutual Fund
c/o Standish, Ayer &                                                        Administrator;
  Wood, Inc.                                                                formerly Portfolio
One Financial Center                                                        Accountant, Standish,
Boston, MA  02111                                                           Ayer & Wood, Inc.

Ann S. Higgins                              Vice President                  Vice President, Standish,
c/o Standish, Ayer &                                                        Ayer & Wood, Inc.
  Wood, Inc.
One Financial Center
Boston, MA  02111







                                       20





Raymond J. Kubiak                           Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director, Standish,
  Wood, Inc.                                                                Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111

Maria D. Furman                             Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111

Phillip D. Leonardi                         Vice President                  Vice President, Standish,
c/o Standish, Ayer &                                                        Ayer & Wood, Inc. since
  Wood, Inc.                                                                November 1993; formerly,
One Financial Center                                                        Investment Sales, Cigna
Boston, MA  02111                                                           Corporation (1993) and
                                                                            Travelers Corporation
                                                                            (1984-1993)

Laurence A. Manchester                      Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111

George W. Noyes                             Vice President                  President and Managing
c/o Standish, Ayer &                                                        Director, Standish, Ayer &
  Wood, Inc.                                                                Wood, Inc.
One Financial Center
Boston, MA  02111

Arthur H. Parker                            Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111

Jennifer A. Pline                           Vice President                  Vice President, Standish,
c/o Standish, Ayer &                                                        Ayer & Wood, Inc.
  Wood, Inc.
One Financial Center
Boston, MA  02111

Howard B. Rubin                             Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111







                                       21





Michael C. Schoeck                          Vice President                  Vice President, Standish,
c/o Standish, Ayer &                                                        Ayer & Wood, Inc. since
  Wood, Inc.                                                                August, 1993; formerly,
One Financial Center                                                        Vice President,
Boston, MA  02111                                                           Commerzbank, Frankfurt,
                                                                            Germany

Austin C. Smith                             Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111

Stephen A. Smith                            Vice President                  Vice President, Standish,
c/o Standish, Ayer &                                                        Ayer & Wood, Inc. since
  Wood, Inc.                                                                November, 1993; formerly,
One Financial Center                                                        Consultant, Cambridge
Boston, MA  02111                                                           Associates

James W. Sweeney                            Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111

Ralph S. Tate                               Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc. since April, 1990;
Boston, MA  02111                                                            formerly Vice President, Aetna Life & Casualty

Michael W. Thompson                         Vice President                  Vice President, Standish,
c/o Standish, Ayer &                                                          Ayer & Wood, Inc.
  Wood, Inc.
One Financial Center
Boston, MA  02111

------------

* Indicates that Trustee is an interested person of the Trust for purposes of the Investment Company Act of 1940, as amended (the "1940 Act").


Compensation of Trustees and Officers

         The Fund pays no compensation to the Trust's Trustees affiliated with the Adviser or the Trust's officers. None of the Trust's Trustees or officers have engaged in any financial transactions with the Trust or the Adviser.

         The following table sets forth all compensation paid to the Trust's Trustees as of the fiscal year ended December 31, 1994 and estimates the amount of such fees to be paid by the Fund during its current fiscal year:

                                                     Pension or
                                                     Retirement              Total
                                Aggregate             Benefits           Compensation
                              Compensation           Accrued as          from Fund and
                                from the               Part of          Other Funds in
Name of Trustee              Tax Exempt Fund       Fund's Expenses         Complex**
---------------              ---------------       ---------------      ------------

D. Barr Clayson                   $0                    $0                   $0
Phyllis L. Cothran***              0                     0                    0
Richard C. Doll                    0                     0                    0
Samuel C. Fleming                405                     0               22,500
Benjamin M. Friedman             360                     0               20,000
John H. Hewitt                   360                     0               20,000
Edward H. Ladd                     0                     0                    0
Caleb Loring, III                360                     0               20,000
Richard S. Wood                    0                     0                    0

-------------

         *        Estimated.  The Fund is newly organized
                  and has not paid any Trustees' fees.

         ** As of the date of this Statement of Additional Information, there were 10 mutual funds in the fund complex, all of which are series of the Trust.

         ***      Ms. Cothran resigned as a Trustee effective January 31, 1995.

Certain Shareholders

         At June 1, 1995, the Trustees and officers of the Trust as a group beneficially owned (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of the Fund.

         As of the date of this Statement of Additional Information, the Adviser owned 100% of the outstanding shares of the Fund.

Investment Adviser

         Standish, Ayer & Wood, Inc. serves as investment adviser to the Fund pursuant to a written investment advisory agreement. The Adviser is a Massachusetts corporation organized in 1933 and is registered under the Investment Advisers Act of 1940.

         The following, constituting all of the Directors and all of the shareholders of the Adviser, are the controlling persons of the Adviser: Caleb
F. Aldrich,  Nicholas S. Battelle, Walter M. Cabot, Sr., David H. Cameron, Karen
K. Chandor, D. Barr Clayson, Richard C. Doll, Dolores S. Driscoll, Mark A. Flaherty, Maria D. Furman, James E. Hollis III, Raymond J. Kubiak, Edward H. Ladd, Laurence A. Manchester, David W. Murray, George W. Noyes, Arthur H. Parker, Howard B. Rubin, David C. Stuehr, Austin C. Smith, Ralph S. Tate, James
J. Sweeney and Richard S. Wood.

         Certain services provided by the Adviser under the advisory agreement are described in the Prospectus. In addition to those services, the Adviser provides the Fund with office space for managing its affairs, with the services of required executive personnel, and with certain clerical services and facilities. These services are provided without reimbursement by the Fund for any costs incurred. Under the investment advisory agreement, the Fund pays to the Adviser a fee at the annual rate of 0.40% of the Fund's average daily net assets. This fee is paid monthly.

         The Adviser has voluntarily agreed to limit certain "Total Fund Operating Expenses" (excluding litigation, indemnification and other extraordinary expenses) to 0.40% per annum of the Fund's average daily net assets for the Fund's fiscal year ending December 31, 1995. This agreement is voluntary and temporary and may be discontinued or revised by the Adviser at any time after December 31, 1995.

         Pursuant to the investment advisory agreement, the Fund bears expenses of its operations other than those incurred by the Adviser pursuant to the investment advisory agreement. Among other expenses, the Fund will pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of prospectuses, statements of additional information and shareholder reports; registration and reporting fees and expenses; and Trustees' fees and expenses. The advisory agreement provides that if the total expenses of the Fund in any fiscal year exceed the most restrictive expense limitation applicable to the Fund in any state in which shares of the Fund are then qualified for sale, the compensation due the Adviser shall be reduced by the amount of the excess, by a reduction or refund thereof at the time such compensation is payable after the end of each calendar month during the fiscal year, subject to readjustment during the year. Currently, the most restrictive state expense limitation provision limits the Fund's expenses to 2 1/2% the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1 1/2% of such net assets in excess of $100 million.

         Unless terminated as provided below, the Investment Advisory Agreement continues in full force and effect until June 1, 1997 and for successive periods of one year thereafter, but only as long as each such continuance after June 1, 1997 is approved annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and, in either event (ii) by vote of a majority of the Trustees of the

Trust who are not parties to the Investment Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated at any time without the payment of any penalty by vote of the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or by the Investment Adviser, on sixty days' written notice to the other parties. The
Investment Advisory Agreement terminates in the event of its assignment as defined in the 1940 Act.

         In an attempt to avoid any potential conflict with portfolio transactions for the Fund, the Adviser and the Trust have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. These restrictions include: pre-clearance of all personal securities transactions and a prohibition of purchasing initial public offerings of securities. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come before those of the Adviser and its employees.

                              REDEMPTION OF SHARES

         Detailed information on redemption of shares is included in the Prospectus.

         The Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it or determination by the Fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the Securities and Exchange Commission may permit for the protection of shareholders of the Fund.

         The Fund intends to pay redemption proceeds in cash for all shares redeemed, but under certain conditions, the Fund may make payment wholly or partly in portfolio securities. Portfolio securities paid upon redemption of Fund shares will be valued at their then current market value. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which contains a formula for determining the minimum amount of cash which may be paid as part of any redemption, limiting cash payments to any shareholder during any 90-day period to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash.

PORTFOLIO TRANSACTIONS

         The Adviser is responsible for placing the Fund's portfolio transactions and will do so in a manner deemed fair and reasonable to the Fund and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and in negotiating commissions, the Adviser will consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also provide research services. These services may include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (ii) furnishing analyses and reports
concerning  issuers,  industries,   securities,  economic  factors  and  trends,
portfolio strategy, and the performance of accounts, and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Research services furnished by firms through which the Fund effects its securities transactions may be used by the Adviser in servicing its other accounts; not all of these services may be used by the Adviser in connection with the Fund. The investment advisory fee paid by the Fund under the advisory agreement will not be reduced as a result of the Adviser's receipt of research services.

         The Adviser also places portfolio transactions for other advisory accounts. The Adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations, the main factors considered by the Adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.


                              FEDERAL INCOME TAXES

         Each series of the Trust, including the Fund, is treated as a separate entity for accounting and tax purposes. The Fund intends to elect and to qualify to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Internal Revenue Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its investment company taxable income (i.e., all taxable income, after reduction by deductible expenses, other than its "net capital gain," which is the excess, if any, of its net long-term capital gain over its net short-term capital loss) and net capital gain which are distributed to shareholders at least annually in accordance with the timing requirements of the Internal Revenue Code.

         The Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

         The Fund is not subject to Massachusetts corporate excise or franchise taxes. Provided that the Fund qualifies as a regulated investment company under the Internal Revenue Code, it will also not be required to pay any Massachusetts income tax.

         The Fund will not distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders.

         If the Fund invests in certain zero coupon securities, increasing rate securities or, in general, other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Internal Revenue Code and avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

         Limitations   imposed  by  the  Internal   Revenue  Code  on  regulated
investment companies like the Fund may restrict the Fund's ability to enter into futures and options transactions.

         Certain options and futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Any net mark to market gains may also have to be distributed to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Also, certain of the Fund's losses on its transactions involving options or futures contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Certain of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options or futures contracts in order to minimize any potential adverse tax consequences.

         The federal income tax rules applicable to mortgage dollar rolls and interest rate swaps, caps, floors and collars are unclear in certain respects, and the Fund may be required to account for these instruments under tax rules in a manner that, under certain circumstances, may limit its transactions in these instruments.

         Due to possible unfavorable consequences under present tax law, the Fund does not currently intend to acquire "residual" interests in real estate mortgage investment conduits ("REMICs"), although the Fund may acquire "regular" interests in REMICs.

         Distributions from the Fund's current or accumulated earnings and profits ("E&P"), as computed for Federal income tax purposes, will be taxable as described in the Fund's Prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

         The Fund's distributions to its corporate shareholders would potentially qualify in their hands for the corporate dividends received deduction, subject to certain holding period requirements and limitations on debt financing under the Code, only to the extent the Fund earned dividend income from stock investments in U.S. domestic corporations. Although the Fund is not expected to concentrate its investments in such stock, the Fund is permitted to acquire preferred stocks, and it is therefore possible that a portion of its distributions, attributable to the dividends it receives with respect to such preferred stocks, may qualify for the dividends received deduction. Such qualifying portion, if any, may affect a corporate shareholder's liability for alternative minimum tax and/or result in basis reductions in certain circumstances.

         At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to undistributed net investment income and/or realized or unrealized appreciation in the Fund's portfolio. Consequently, subsequent distributions from such income and/or appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

         Upon a redemption (including a repurchase) of shares of the Fund, a shareholder may realize a taxable gain or loss, depending upon the difference between the redemption proceeds and the shareholder's tax basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares. Any loss realized on a redemption may be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

         Different  tax  treatment,   including   penalties  on  certain  excess
contributions  and  deferrals,   certain   pre-retirement  and   post-retirement
distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

         Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.


                        DETERMINATION OF NET ASSET VALUE

         The Fund's net asset value is calculated each day on which the New York Stock Exchange is open. Currently the New York Stock Exchange is not open on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset value of the Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., New York City time) and is computed by dividing the value of all securities and other assets of the Fund less all liabilities by the number of shares outstanding, and adjusting to the nearest cent per share. Expenses and fees, including the investment advisory fee, are accrued daily and taken into account for the purpose of determining net asset value.

         Portfolio securities are valued at the last sale prices, on the valuation day, on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid prices. Securities for which quotations are not readily available and all other assets are valued at fair value as determined by the Adviser in accordance with procedures approved by the Trustees.

         Money market instruments with less than sixty days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. If the Fund acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.


                            THE FUND AND ITS SHARES

         The Fund is an investment series of Standish, Ayer & Wood Investment Trust, an unincorporated business trust organized under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated August 13, 1986. Under the Agreement and Declaration of Trust, the Trustees have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of the Fund. Each share represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions as are declared by the Trustees. Upon any liquidation of the Fund, shareholders are entitled to share pro rata in the net assets available for distribution.

         All Fund shares have equal rights with regard to voting, and shareholders of the Fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other classes of the Trust, including the approval of an investment advisory contract and any change of investment policy requiring the approval of shareholders.

         Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration also provides for indemnification from the assets of the Trust for all losses and expenses of any Trust shareholder held liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of the Trust is limited to circumstances in which the Trust would be unable to meet its obligations. The possibility that these circumstances would occur is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.

ADDITIONAL INFORMATION

         The Fund's Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the Securities and Exchange Commission, which may be obtained from the Commission's principal office at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the rules and regulations promulgated by the Commission.




                             FINANCIAL STATEMENTS

         The Fund's financial statements for the period ended October 31, 1995 attached to and incorporated into this Statement of Additional Information are unaudited.

June 1, 1995
As Revised December 31, 1995



                       STANDISH CONTROLLED MATURITY FUND

                              One Financial Center
                          Boston, Massachusetts 02111
                                 (617) 350-6100

                      STATEMENT OF ADDITIONAL INFORMATION



         This Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the Prospectus dated June 1, 1995, as amended and/or supplemented from time to time (the "Prospectus"), of Standish Controlled Maturity Fund (the "Fund"), a separate investment series of Standish, Ayer & Wood Investment Trust (the "Trust"). This Statement of Additional Information should be read in conjunction with the Prospectus which may be obtained without charge from the Fund by calling the telephone number or writing to the address listed above.


Contents


Investment Objectives and Policies                                         2
Investment Restrictions                                                    9
Calculation of Performance Data                                            12
Management                                                                 14
Redemption of Shares                                                       22
Portfolio Transactions                                                     22
Federal Income Taxes                                                       23
Determination of Net Asset Value                                           25
The Fund and Its Shares                                                    26
Additional Information                                                     26





THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                       INVESTMENT OBJECTIVES AND POLICIES

         The Fund's Prospectus describes the investment objectives of the Fund and summarizes the investment policies it will follow. The following discussion supplements the description of the Fund's investment policies in the Prospectus.

Maturity

         The effective maturity of an individual portfolio security in which the Fund invests is defined as the period remaining until the earliest date when the Fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the Fund of a put option, demand feature or tender option granted by the issuer or a third party or the payment of the principal on the stated maturity date. (Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios.) The effective maturity of variable rate securities is calculated by reference to their coupon resent dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity. Unscheduled prepayments of principal have the effect of shortening the effective maturities of securities in general and mortgage-backed securities in particular. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. In general, securities, such as mortgage-backed securities, may be subject to greater prepayment rates in a declining interest rate environment. Conversely, in an increasing interest rate environment, the rate of prepayment may be expected to decrease. A higher than anticipated rate of unscheduled principal prepayments on securities purchased at a premium or a lower than anticipated rate of unscheduled payments on securities purchased at a discount may result in a lower yield (and total return) to the Fund than was anticipated at the time the securities were purchased. The Fund's reinvestment of unscheduled prepayments may be made at rates higher or lower than the rate payable on such security, thus affecting the return realized by the Fund.

Money Market Instruments and Repurchase Agreements

         Money market instruments include short-term U.S. Government securities, commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and repurchase agreements collateralized by such instruments.

         U.S. Government securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the U.S. Government, which may be guaranteed by the U.S. Treasury or supported by the issuer's right to borrow from the Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S. Government include, but are not limited to, Federal Land Banks, the Federal Farm Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and the Federal National Mortgage Association.

        Investments in commercial paper will be rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or Duff 1+ by Duff & Phelps, which are the highest ratings assigned by these rating services (even if rated lower by one or more of the other agencies), or which, if not rated or rated lower by one or more of the agencies and not rated by the other agency or agencies, are judged by the Adviser to be of equivalent credit quality to the securities so rated.


         A repurchase agreement is an agreement under which the Fund acquires money market instruments (generally U.S. Government securities, bankers' acceptances or certificates of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by the Fund and is unrelated to the interest rate on the instruments. The instruments acquired by the Fund (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the custodian bank for the Fund until they are repurchased. In evaluating whether to enter a repurchase agreement, the investment adviser, Standish, Ayer & Wood, Inc. (the "Adviser"), will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trust's Board of Trustees.

         The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by the Fund at a time when their market value has declined, the Fund may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by the Fund are collateral for a loan by the Fund and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the instruments it acquires. While the Trustees acknowledge these risks, it is expected that they can be controlled through careful documentation and monitoring.

Strategic Transactions

         The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific fixed-income market movements), to manage the effective maturity of fixed-income securities, or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by the Fund may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the  course of  pursuing  its  investment  objectives,  the Fund may purchase and sell (write) exchange-listed and over-the-counter put and call options on securities, indices and other financial instruments; purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used in an attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or interest rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although the Fund's net loss exposure resulting from Strategic Transactions entered into for such purposes will not exceed 1% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating the Fund's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the Adviser believes that short-term interest rates as indicated in the forward yield curve are too high, the Fund may take a short position in a near-term Eurodollar futures contract and a long position in a longer-dated Eurodollar futures contract. Under such circumstances, any unrealized loss in the near-term Eurodollar futures position would be netted against any unrealized gain in the longer- dated Eurodollar futures position (and vice versa) for purposes of calculating the Fund's net loss exposure. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market and interest rate movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), for qualification as a regulated investment company.

Risks of Strategic Transactions

         Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market or interest rate movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. The writing of put and call options may result in losses to the Fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. The writing of options could significantly increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, they tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by the Fund in writing options on futures and entering into futures transactions is potentially unlimited; however, as described above, the Fund will limit its net loss exposure resulting from Strategic Transactions entered into for non-hedging purposes to 1% of its net assets at any one time. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized.

General Characteristics of Options

         Put  options  and  call  options  typically  have  similar   structural
characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of the Fund's assets in special accounts, as described below under "Use of Segregated Accounts."

         A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy (if the option is exercised), the underlying security, commodity, index or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell (if the option is exercised), the underlying instrument at the exercise price. The Fund may purchase a call option on a security, futures contract, index or other instrument to seek to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC" options). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example but is also applicable to other financial intermediaries.

         With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is in-the-money (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         The Fund's ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will generally sell (write) OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. (To the extent that the Fund does not do so, the OTC options are subject to the Fund's restriction on investments in illiquid securities.) The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make delivery of the security or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "Primary dealers," or broker dealers, domestic banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from Standard & Poor's or Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or which issue debt that is determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission
("SEC") currently takes the position that, absent the buy-back provisions discussed above, OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities. However, for options written with "primary dealers" pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price.

         If the Fund sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale (writing) of put options can also provide income.

         The Fund may purchase and sell (write) call options on securities including U.S. Treasury and agency securities, mortgage-backed and asset-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or the futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. In addition, the Fund may cover a written call option or put option by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position.

         Even though the Fund will receive the option premium to help offset any loss, the Fund may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call sold by the Fund also exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         The Fund may purchase and sell (write) put options on securities including U.S. Treasury and agency securities, mortgage-backed and asset-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices and futures contracts. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a price above the market price.

Options on Securities Indices and Other Financial Indices

         The Fund may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. In addition to the methods described above, the Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio.

General Characteristics of Futures

         The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures. Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") or on certain foreign exchanges.

         The sale of futures contracts creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The purchase of futures contracts creates a corresponding obligation by the Fund, as purchaser to purchase a financial instrument at a specified time and price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver such position, if the option is exercised.

         The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the regulations of the CFTC relating to exclusions from regulation as a commodity pool operator. Those regulations currently provide that the Fund may use commodity futures and option positions (i) for bona fide hedging purposes without regard to the percentage of assets committed to margin and option premiums, or (ii) for other purposes permitted by the SEC to the extent that the aggregate initial margin and option premiums required to establish such non-hedging positions (net of the amount that the positions were "in the money" at the time of purchase) do not exceed 5% of the liquidation value (i.e., the net asset value) of the Fund's portfolio, after taking into account unrealized profits and losses on such positions. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit, with a financial intermediary for the benefit of a futures commission merchant, as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.

Combined Transactions

         The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, and multiple interest rate transactions, structured notes and any combination of futures, options, and interest rate transactions (component transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars

         Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily for hedging purposes, including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, as a duration management technique or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Swaps, caps, floors and collars may also be used to enhance potential gain in circumstances where hedging is not involved although, as described above, the Fund's net loss exposure resulting from swaps, caps, floors and collars and other Strategic Transactions entered into for such purposes will not exceed 1% of the Fund's net assets at any one time. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's or has an equivalent rating from an NRSRO or which issue debt that is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed. Swaps, caps, floors and collars are considered illiquid for purposes of the Fund's policy regarding illiquid securities, unless it is determined, based upon continuing review of the trading markets for the specific security, that such security is liquid. The Board of Trustees has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of swaps, caps, floors and collars. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for such determinations. The staff of the SEC currently takes the position that swaps, caps, floors and collars are illiquid, and are subject to the Fund's limitation on investing in illiquid securities.

Eurodollar Contracts

         The Fund may make investments in Eurodollar contracts. Eurodollar contracts are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Use of Segregated Accounts

         The Fund will not use leverage in Strategic Transactions. The Fund will hold securities or other instruments whose values are expected to offset its obligations under the Strategic Transactions. The Fund will not enter into Strategic Transactions that expose the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid, high grade debt securities with a value sufficient to cover its potential obligations. The Fund may have to comply with any applicable regulatory requirements designed to make sure that mutual funds do not use leverage in Strategic Transactions, and if required, will set aside cash and other assets in a segregated account with its custodian bank in the amount prescribed. In that case, the Fund's custodian would maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or other assets to account for fluctuations in the value of the account. Assets held in a segregated account would not be sold while the Strategic Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

"When-Issued" and "Delayed Delivery" Securities

         The Fund may commit up to 15% of its net assets to purchase securities on a "when-issued" and "delayed delivery" basis, which means that delivery and payment for the securities will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time the Fund enters into the commitment, but interest will not accrue to the Fund until delivery of and payment for the securities. Although the Fund will only make commitments to purchase "when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, the Fund may sell the securities before the settlement date if deemed advisable by the Adviser. Unless the Fund has entered into an offsetting agreement to sell the securities, cash or liquid, high-grade debt obligations with a market value equal to the amount of the Fund's commitment will be segregated with the custodian bank for the Fund. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of the Fund's commitment.

         Securities purchased on a "when-issued" and "delayed delivery" basis may have a market value on delivery which is less than the amount paid by the Fund. Changes in market value may be based upon the public's perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will depreciate in value when interest rates rise.

Portfolio Turnover

         It is not the policy of the Fund to purchase or sell securities for trading purposes. However, the Fund places no restrictions on portfolio turnover and it may sell any portfolio security without regard to the period of time it has been held, except as may be necessary to maintain its status as a regulated investment company under the Internal Revenue Code. The Fund may therefore generally change its portfolio investments at any time in accordance with the Adviser's appraisal of factors affecting any particular issuer or market, or the economy in general. Portfolio turnover is not expected to exceed 200% on an annual basis.

                            INVESTMENT RESTRICTIONS

         The Fund has adopted the following fundamental policies in addition to those described under "Investment Objectives and Policies ff Investment Restrictions" in the Prospectus. The Fund's fundamental policies cannot be changed unless the change is approved by the lesser of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. The Fund may not:

1. Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S. Government securities or mortgage-backed securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

2. Issue senior securities, except as permitted by paragraphs 3, 7 and 8 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

3. Borrow money, except (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value, (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets;
         (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or  assets  and  (iv)  the  Fund  may  enter  into  reverse  repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein,
         (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Purchase securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

7. Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

8. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

         For purposes of the fundamental investment restriction (1) regarding industry concentration, the Adviser generally classifies issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports With The Securities and Exchange Commission. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the

Adviser may classify an issuer according to its own sources. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

         The following restrictions are not fundamental policies and may be changed by the Trustees without shareholder approval, in accordance with applicable laws, regulations or regulatory policy. The Fund may not:

A. Make short sales of securities unless (a) after effect is given to any such short sale, the total market value of all securities sold short would not exceed 5% of the value of the Fund's net assets or (b) at all times during which a short position is open it owns an equal amount of such securities, or by virtue of ownership of convertible or exchangeable securities it has the right to obtain through the conversion or exchange of such other securities an amount equal to the securities sold short.

B.       Invest  in  companies  for  the  purpose  of   exercising   control  or
         management.

C.       Purchase  securities of any other  investment  company if, as a result,
         (i) more than 10% of the Fund's assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund or (iii) more than 5% of the Fund's assets would be invested in any one such investment company. The Fund will not purchase the securities of any open-end investment company except when such purchase is part of a plan of merger, consolidation, reorganization or purchase of substantially all of the assets of any other investment company, or purchase the securities of any closed-end investment company except in the open market where no commission or profit to a sponsor or dealer results from the purchase, other than customary brokerage fees. The Fund has no current intention of investing in other investment companies.

D. Invest in interests in oil, gas or other exploration or development programs; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals.

E. Invest more than 5% of the assets of the Fund in the securities of any issuers which, together with their corporate parents, have records of less than three years' continuous operation, including the operation of any predecessor, excluding obligations issued or guaranteed by the U.S. Government or its agencies and securities fully collateralized by such securities and excluding securities which have been rated investment grade by at least one nationally recognized statistical rating organization.

F. Invest in securities of any company if any officer or director (Trustee) of the Trust or of the Adviser owns more than .5% of the outstanding securities of such company and such officers and directors (Trustees) own in the aggregate more than 5% of the securities of such company.

G. Invest in securities which are illiquid if, as a result, more than 15% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act, purchased OTC options, certain assets used to cover written OTC options, and privately issued stripped mortgage-backed securities.

H. Invest more than 15% of its total assets in restricted securities, including those eligible for resale under Rule 144A under the 1933 Act.

I. Purchase securities while outstanding borrowings exceed 5% of the Fund's net assets.

J. Invest in real estate limited partnership interests, other than real estate investment trusts organized as limited partnerships.

K. Purchase or sell (write) options, except pursuant to the limitations described above.


         If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction, except with respect to restriction (F) above.

         In order to permit the sale of shares of the Fund in certain states, the Board may, in its sole discretion, adopt restrictions on investment policy more restrictive than those described above. Should the Board determine that any such more restrictive policy is no longer in the best interest of the Fund and its shareholders, the Fund may cease offering shares in the state involved and the Board may revoke such restrictive policy. Moreover, if the states involved shall no longer require any such restrictive policy, the Board may, in its sole discretion, revoke such policy.


CALCULATION OF PERFORMANCE DATA

         As indicated in the Prospectus, the Fund may, from time to time, advertise certain total return and yield information. The average annual total return of the Fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the average annual total return of the Fund ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(1+T)n=ERV.

         Yield quotations shares are computed by dividing the net investment income per share during a base period of 30 days, or one month, by the maximum offering price (net asset value) per share of the Fund on the last day of such base period in accordance with the following formula:


YIELD = ( 2 [(A - B + 1)^6 - 1]) / CD


Where:

                  a=       interest earned during the period

                  b=       net expenses accrued for the period

                  c= the average daily number of shares outstanding during the period that were entitled to receive dividends

                  d= the maximum offering price per share (net asset value) on the last day of the period

         For purposes of calculating interest earned on debt obligations as provided in item "a" above:

         (i) The yield to maturity of each obligation held by the Fund is computed based on the market value of the obligation (including actual accrued interest, if any) at the close of business each day during the 30-day base period, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest, if any) on settlement date, and with respect to obligations sold during the month the sale price (plus actual accrued interest, if any) between the trade and settlement dates.

         (ii) The yield to maturity of each obligation is then divided by 360 and the resulting quotient is multiplied by the market value of the obligation (including actual accrued interest, if any) to determine the interest income on the obligation for each day. The yield to maturity calculation has been made on each obligation during the 30 day base period.

         (iii) Interest earned on all debt obligations during the 30-day or one month period is then totaled.

         (iv) The maturity of an obligation with a call provision(s) is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

         With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the Fund accounts for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period. In addition, the Fund may elect (i) to amortize the discount or premium remaining on a security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize the discount or premium remaining on a security.

         The Fund may also quote non-standardized yield, such as yield-to-maturity ("YTM"). YTM represents the rate of return an investor will receive if a long-term, interest bearing investment, such as a bond, is held to its maturity date. YTM does not take into account purchase price, redemption value, time to maturity, coupon yield, and the time between interest payments.

         In addition to average annual return and yield quotations, the Fund may quote quarterly and annual performance on a net (with management and administration fees deducted) and gross basis. Performance quotations should not be considered as representative of the Fund's performance for any specified period in the future.

         The Fund's performance may be compared in sales literature to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the Merrill Lynch 1-3 Year U.S. Treasury Index, the Merrill Lynch 1-5 Year U.S. Treasury Index and the Merrill Lynch 1 Year Treasury Bill Index. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

                                   MANAGEMENT

Trustees and Officers

         The Trustees and executive officers of the Trust are listed below. All executive officers of the Trust except Mr. Copley are affiliates of Standish, Ayer & Wood, Inc., the Fund's investment adviser.


                                            Position Held                   Principal Occupation
Name and Address                             With Trust                     During Past 5 Years
----------------                            ------------                    -------------------

*D. Barr Clayson                            Vice President                  Vice President and
c/o Standish, Ayer &                        and Trustee                     Managing Director,
  Wood, Inc.                                                                Standish, Ayer &
One Financial Center                                                        Wood, Inc.; President,
Boston, MA  02111                                                           Standish International
                                                                            Management Company,
                                                                            L.P.

*Richard C. Doll                            Vice President                  Vice President and
c/o Standish, Ayer &                        and Trustee                     Director, Standish,
  Wood, Inc.                                                                Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111

Samuel C. Fleming                           Trustee                         Chairman of the Board
c/o Decision                                                                and Chief Executive
  Resources, Inc.                                                           Officer, Decision
1100 Winter Street                                                          Resources, Inc.
Waltham, MA  02154                                                          through 1989, Senior
                                                                            V.P. Arthur D. Little









                                       18





Benjamin M. Friedman                        Trustee                         William Joseph Maier
c/o Harvard University                                                      Professor of Political
Cambridge, MA  02138                                                        Economy, Harvard
                                                                            University

John H. Hewitt                              Trustee                         Trustee, The Peabody
P. O. Box 307                                                               Foundation; Trustee,
So. Woodstock, VT  05071                                                    Visiting Nurse
                                                                            Alliance of Vermont
                                                                            New Hampshire

*Edward H. Ladd                             Trustee and                     Chairman of the Board
c/o Standish, Ayer                          Vice President                  and Managing Director,
  & Wood, Inc.                                                              Standish, Ayer & Wood,
One Financial Center                                                        Inc. since 1990;
Boston, MA  02111                                                           formerly President of
                                                                            Standish, Ayer & Wood,
                                                                            Inc.

Caleb Loring III                            Trustee                         Trustee, Essex Street
c/o Essex Street                                                            Associates (family
  Associates                                                                investment trust
P.O. Box 5600                                                               office); Director,
Beverly Farms, MA  01915                                                    Holyoke Mutual Insurance
                                                                            Company

*Richard S. Wood                            President                       Vice President,
c/o Standish, Ayer &                        and Trustee                     Secretary and Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.; Executive Vice
Boston, MA  02111                                                           President, Standish
                                                                            International
                                                                            Management Company,
                                                                            L.P.

James E. Hollis III                         Executive Vice                  Vice President and
c/o Standish, Ayer &                        President                       Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111

David W. Murray                             Treasurer and                   Vice President, Treasurer
c/o Standish, Ayer &                        Secretary                       and Director, Standish,
  Wood, Inc.                                                                Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111







                                       19





Caleb F. Aldrich                            Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111

Beverly E. Banfield                         Vice President                  Vice President and
c/o Standish, Ayer &                                                        Compliance Officer,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.; and
Boston, MA  02111                                                           Assistant Vice President
                                                                            Compliance Officer,
                                                                            Freedom Capital
                                                                            Management Corp.
                                                                            (1989-1992)

Nicholas S. Battelle                        Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111

Walter M. Cabot                             Vice President                  Senior Advisor and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.;
Boston, MA  02111                                                           prior to 1991, President,
                                                                            Harvard Management
                                                                            Company

David H. Cameron                            Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111

Karen K. Chandor                            Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111

Lavinia B. Chase                            Vice President                  Vice President, Standish,
c/o Standish, Ayer &                                                        Ayer & Wood, Inc.
  Wood, Inc.
One Financial Center
Boston, MA  02111







                                       20





Susan B. Coan                               Vice President                  Vice President, Standish,
c/o Standish, Ayer &                                                        Ayer & Wood, Inc.
  Wood, Inc.
One Financial Center
Boston, MA  02111

W. Charles Cook II                          Vice President                  Vice President, Standish,
c/o Standish, Ayer &                                                        Ayer & Wood, Inc.
  Wood, Inc.
One Financial Center
Boston, MA  02111

James W. Copley, Jr.                        Vice President                  Senior Portfolio
c/o Standish, Ayer &                                                        Manager, Standish, Ayer &
  Wood, Inc.                                                                Wood, Inc. (since June 30,
One Financial Center                                                        1995); President and Director,
Boston, MA  02111                                                           Consolidated Investment
                                                                            Corporation; Vice-President-
                                                                            Funds Management,
                                                                            Consolidated Healthcare,
                                                                            Inc.

Joseph M. Corrado                           Vice President                  Vice President, Standish,
c/o Standish, Ayer &                                                        Ayer & Wood, Inc.
  Wood, Inc.
One Financial Center
Boston, MA  02111

Dolores S. Driscoll                         Vice President                  Vice President and
c/o Standish, Ayer &                                                        Managing
  Wood, Inc.                                                                Director, Standish, Ayer &
One Financial Center                                                        Wood, Inc.
Boston, MA  02111

Anne P. Herrmann                            Vice President                  Mutual Fund
c/o Standish, Ayer &                                                        Administrator;
  Wood, Inc.                                                                formerly Portfolio
One Financial Center                                                        Accountant, Standish,
Boston, MA  02111                                                           Ayer & Wood, Inc.

Ann S. Higgins                              Vice President                  Vice President, Standish,
c/o Standish, Ayer &                                                        Ayer & Wood, Inc.
  Wood, Inc.
One Financial Center
Boston, MA  02111







                                       21





Raymond J. Kubiak                           Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director, Standish,
  Wood, Inc.                                                                Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111

Maria D. Furman                             Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111

Phillip D. Leonardi                         Vice President                  Vice President, Standish,
c/o Standish, Ayer &                                                        Ayer & Wood, Inc. since
  Wood, Inc.                                                                November 1993; formerly,
One Financial Center                                                        Investment Sales, Cigna
Boston, MA  02111                                                           Corporation (1993) and
                                                                            Travelers Corporation
                                                                            (1984-1993)

Laurence A. Manchester                      Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111

George W. Noyes                             Vice President                  President and Managing
c/o Standish, Ayer &                                                        Director, Standish, Ayer &
  Wood, Inc.                                                                Wood, Inc.
One Financial Center
Boston, MA  02111

Arthur H. Parker                            Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111

Jennifer A. Pline                           Vice President                  Vice President, Standish,
c/o Standish, Ayer &                                                        Ayer & Wood, Inc.
  Wood, Inc.
One Financial Center
Boston, MA  02111

Howard B. Rubin                             Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111







                                       22





Michael C. Schoeck                          Vice President                  Vice President, Standish,
c/o Standish, Ayer &                                                        Ayer & Wood, Inc. since
  Wood, Inc.                                                                August, 1993; formerly,
One Financial Center                                                        Vice President,
Boston, MA  02111                                                           Commerzbank, Frankfurt,
                                                                            Germany

Austin C. Smith                             Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111

Stephen A. Smith                            Vice President                  Vice President, Standish,
c/o Standish, Ayer &                                                        Ayer & Wood, Inc. since
  Wood, Inc.                                                                November, 1993; formerly,
One Financial Center                                                        Consultant, Cambridge
Boston, MA  02111                                                           Associates

James W. Sweeney                            Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc.
Boston, MA  02111

Ralph S. Tate                               Vice President                  Vice President and
c/o Standish, Ayer &                                                        Director,
  Wood, Inc.                                                                Standish, Ayer & Wood,
One Financial Center                                                        Inc. since April, 1990;
Boston, MA  02111                                                            formerly Vice President, Aetna Life & Casualty

Michael W. Thompson                         Vice President                  Vice President, Standish,
c/o Standish, Ayer &                                                          Ayer & Wood, Inc.
  Wood, Inc.
One Financial Center
Boston, MA  02111

------------

* Indicates that Trustee is an interested person of the Trust for purposes of the Investment Company Act of 1940, as amended (the "1940 Act").



Compensation of Trustees and Officers

         The Fund pays no compensation to the Trust's Trustees affiliated with the Adviser or the Trust's officers. None of the Trust's Trustees or officers have engaged in any financial transactions with the Trust or the Adviser.

         The following table sets forth all compensation paid to the Trust's Trustees as of the fiscal year ended December 31, 1994 and estimates the amount of such fees to be paid by the Fund during its current fiscal year:

                                                     Pension or
                                                     Retirement              Total
                                Aggregate             Benefits           Compensation
                              Compensation           Accrued as          from Fund and
                                from the               Part of          Other Funds in
Name of Trustee              Tax Exempt Fund       Fund's Expenses         Complex**
---------------              ---------------       ---------------      ------------

D. Barr Clayson                   $0                    $0                   $0
Phyllis L. Cothran***              0                     0                    0
Richard C. Doll                    0                     0                    0
Samuel C. Fleming                270                     0               22,500
Benjamin M. Friedman             240                     0               20,000
John H. Hewitt                   240                     0               20,000
Edward H. Ladd                     0                     0                    0
Caleb Loring, III                240                     0               20,000
Richard S. Wood                    0                     0                    0

-------------

         *        Estimated.  The Fund is newly organized
                  and has not paid any Trustees' fees.

         ** As of the date of this Statement of Additional Information, there were 10 mutual funds in the fund complex, all of which are series of the Trust.

         ***      Ms. Cothran resigned as a Trustee effective January 31, 1995.

Certain Shareholders

         At June 1, 1995, the Trustees and officers of the Trust as a group beneficially owned (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of the Fund.

         As of the date of this Statement of Additional Information, the Adviser owned 100% of the outstanding shares of the Fund.

Investment Adviser

         Standish, Ayer & Wood, Inc. serves as investment adviser to the Fund pursuant to a written investment advisory agreement. The Adviser is a Massachusetts corporation organized in 1933 and is registered under the Investment Advisers Act of 1940.

         The following, constituting all of the Directors and all of the shareholders of the Adviser, are the controlling persons of the Adviser: Caleb
F. Aldrich,  Nicholas S. Battelle, Walter M. Cabot, Sr., David H. Cameron, Karen
K. Chandor, D. Barr Clayson, Richard C. Doll, Dolores S. Driscoll, Mark A. Flaherty, Maria D. Furman, James E. Hollis III, Raymond J. Kubiak, Edward H. Ladd, Laurence A. Manchester, David W. Murray, George W. Noyes, Arthur H. Parker, Howard B. Rubin, David C. Stuehr, Austin C. Smith, Ralph S. Tate, James
J. Sweeney and Richard S. Wood.

         Certain services provided by the Adviser under the advisory agreement are described in the Prospectus. In addition to those services, the Adviser provides the Fund with office space for managing its affairs, with the services of required executive personnel, and with certain clerical services and facilities. These services are provided without reimbursement by the Fund for any costs incurred. Under the investment advisory agreement, the Fund pays to the Adviser a fee at the rate of 0.35% of the Fund's average daily net assets. This fee is paid monthly.

         The Adviser has voluntarily agreed to limit certain "Total Fund Operating Expenses" (excluding litigation, indemnification and other extraordinary expenses) to 0.40% per annum of the Fund's average daily net assets for the Fund's fiscal year ending December 31, 1995. This agreement is voluntary and temporary and may be discontinued or revised by the Adviser at any time after December 31, 1995.

         Pursuant to the investment advisory agreement, the Fund bears expenses of its operations other than those incurred by the Adviser pursuant to the investment advisory agreement. Among other expenses, the Fund will pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of prospectuses, statements of additional information and shareholder reports; registration and reporting fees and expenses; and Trustees' fees and expenses. The advisory agreement provides that if the total expenses of the Fund in any fiscal year exceed the most restrictive expense limitation applicable to the Fund in any state in which shares of the Fund are then qualified for sale, the compensation due the Adviser shall be reduced by the amount of the excess, by a reduction or refund thereof at the time such compensation is payable after the end of each calendar month during the fiscal year, subject to readjustment during the year. Currently, the most restrictive state expense limitation provision limits the Fund's expenses to 2 1/2% the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1 1/2% of such net assets in excess of $100 million.

         Unless terminated as provided below, the Investment Advisory Agreement continues in full force and effect until June 1, 1997 and for successive periods of one year thereafter, but only as long as each such continuance after June 1, 1997 is approved annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and, in either event (ii) by vote of a majority of the Trustees of the Trust who are not parties to the Investment Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated at any time without the payment of any penalty by vote of the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or by the Investment Adviser, on sixty days' written notice to the other parties. The
Investment Advisory Agreement terminates in the event of its assignment as defined in the 1940 Act.

         In an attempt to avoid any potential conflict with portfolio transactions for the Fund, the Adviser and the Trust have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. These restrictions include: pre-clearance of all personal securities transactions and a prohibition of purchasing initial public offerings of securities. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come before those of the Adviser and its employees.

REDEMPTION OF SHARES

         Detailed information on redemption of shares is included in the Prospectus.

         The Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it or determination by the Fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the Securities and Exchange Commission may permit for the protection of shareholders of the Fund.

         The Fund intends to pay redemption proceeds in cash for all shares redeemed, but under certain conditions, the Fund may make payment wholly or partly in portfolio securities. Portfolio securities paid upon redemption of Fund shares will be valued at their then current market value. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which contains a formula for determining the minimum amount of cash which may be paid as part of any redemption, limiting cash payments to any shareholder during any 90-day period to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash.

PORTFOLIO TRANSACTIONS

         The Adviser is responsible for placing the Fund's portfolio transactions and will do so in a manner deemed fair and reasonable to the Fund and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and in negotiating commissions, the Adviser will consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also provide research services. These services may include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (ii) furnishing analyses and reports
concerning  issuers,  industries,   securities,  economic  factors  and  trends,
portfolio strategy, and the performance of accounts, and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Research services furnished by firms through which the Fund effects its securities transactions may be used by the Adviser in servicing its other accounts; not all of these services may be used by the Adviser in connection with the Fund. The investment advisory fee paid by the Fund under the advisory agreement will not be reduced as a result of the Adviser's receipt of research services.

         The Adviser also places portfolio transactions for other advisory accounts. The Adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations, the main factors considered by the Adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.


FEDERAL INCOME TAXES

         Each series of the Trust, including the Fund, is treated as a separate entity for accounting and tax purposes. The Fund intends to elect and to qualify to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Internal Revenue Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its investment company taxable income (i.e., all taxable income, after reduction by deductible expenses, other than its "net capital gain," which is the excess, if any, of its net long-term capital gain over its net short-term capital loss) and net capital gain which are distributed to shareholders at least annually in accordance with the timing requirements of the Internal Revenue Code.

         The Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

         The Fund is not subject to Massachusetts corporate excise or franchise taxes. Provided that the Fund qualifies as a regulated investment company under the Internal Revenue Code, it will also not be required to pay any Massachusetts income tax.

         The Fund will not distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders.

         If the Fund invests in certain zero coupon securities, increasing rate securities or, in general, other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Internal Revenue Code and avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

         Limitations   imposed  by  the  Internal   Revenue  Code  on  regulated
investment companies like the Fund may restrict the Fund's ability to enter into futures and options transactions.

         Certain options and futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Any net mark to market gains may also have to be distributed to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Also, certain of the Fund's losses on its transactions involving options or futures contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Certain of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options or futures contracts in order to minimize any potential adverse tax consequences.

         The federal income tax rules applicable to mortgage dollar rolls and interest rate swaps, caps, floors and collars are unclear in certain respects, and the Fund may be required to account for these instruments under tax rules in a manner that, under certain circumstances, may limit its transactions in these instruments.

         Due to possible unfavorable consequences under present tax law, the Fund does not currently intend to acquire "residual" interests in real estate mortgage investment conduits ("REMICs"), although the Fund may acquire "regular" interests in REMICs.

         Distributions from the Fund's current or accumulated earnings and profits ("E&P"), as computed for Federal income tax purposes, will be taxable as described in the Fund's Prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

         The Fund's distributions to its corporate shareholders would potentially qualify in their hands for the corporate dividends received deduction, subject to certain holding period requirements and limitations on debt financing under the Code, only to the extent the Fund earned dividend income from stock investments in U.S. domestic corporations. Although the Fund is not expected to concentrate its investments in such stock, the Fund is permitted to acquire preferred stocks, and it is therefore possible that a portion of its distributions, attributable to the dividends it receives with respect to such preferred stocks, may qualify for the dividends received deduction. Such qualifying portion, if any, may affect a corporate shareholder's liability for alternative minimum tax and/or result in basis reductions in certain circumstances.

         At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to undistributed net investment income and/or realized or unrealized appreciation in the Fund's portfolio. Consequently, subsequent distributions from such income and/or appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

         Upon a redemption (including a repurchase) of shares of the Fund, a shareholder may realize a taxable gain or loss, depending upon the difference between the redemption proceeds and the shareholder's tax basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares. Any loss realized on a redemption may be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

         Different  tax  treatment,   including   penalties  on  certain  excess
contributions  and  deferrals,   certain   pre-retirement  and   post-retirement
distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

         Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

DETERMINATION OF NET ASSET VALUE

         The Fund's net asset value is calculated each day on which the New York Stock Exchange is open. Currently the New York Stock Exchange is not open on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset value of the Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., New York City time) and is computed by dividing the value of all securities and other assets of the Fund less all liabilities by the number of shares outstanding, and adjusting to the nearest cent per share. Expenses and fees, including the investment advisory fee, are accrued daily and taken into account for the purpose of determining net asset value.

         Portfolio securities are valued at the last sale prices, on the valuation day, on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid prices. Securities for which quotations are not readily available and all other assets are valued at fair value as determined by the Adviser in accordance with procedures approved by the Trustees.

         Money market instruments with less than sixty days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. If the Fund acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.


THE FUND AND ITS SHARES

         The Fund is an investment series of Standish, Ayer & Wood Investment Trust, an unincorporated business trust organized under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated August 13, 1986. Under the Agreement and Declaration of Trust, the Trustees have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of the Fund. Each share represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions as are declared by the Trustees. Upon any liquidation of the Fund, shareholders are entitled to share pro rata in the net assets available for distribution.

         All Fund shares have equal rights with regard to voting, and shareholders of the Fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other classes of the Trust, including the approval of an investment advisory contract and any change of investment policy requiring the approval of shareholders.

         Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration also provides for indemnification from the assets of the Trust for all losses and expenses of any Trust shareholder held liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of the Trust is limited to circumstances in which the Trust would be unable to meet its obligations. The possibility that these circumstances would occur is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.


ADDITIONAL INFORMATION

         The Fund's Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the Securities and Exchange Commission, which may be obtained from the Commission's principal office at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the rules and regulations promulgated by the Commission.


                              FINANCIAL STATEMENTS

         The Fund's financial statements for the period ended October 31, 1995 attached to and incorporated into this Statement of Additional Information are unaudited.

                     Standish, Ayer & Wood Investment Trust
                      Standish Fixed Income Fund II Series


                    Financial Statements for the Period Ended
                                October 31, 1995
                                   (unaudited)

                     Standish, Ayer & Wood Investment Trust
                      Standish Fixed Income Fund II Series

                            Portfolio of Investments
                                October 31, 1995
                                   (unaudited)

                                                                                                  Par            Value
Security                                                Rate              Maturity                Value         (Note 1A)
----------------------------------------------------   -------     -----------------------   -------------  ---------------

Bonds - 95.8%
----------------------------------------------------

Asset Backed Securites - 2.7%
----------------------------------------------------
AFC Home Equity  Loan Trust 93-2                          6.00                     1/20/13       172,934         $169,204
Greentree Securities Trust 95-A                           7.25                     7/15/05        92,704           93,197
OSCC Home Equity 92-3 A2                                  6.30                     9/25/07        63,585           63,029
OSCC Home Equity 92-4 Cl A                                6.55                    11/25/07       177,744          177,605
TMS Home Equity 92-B                                      6.90                     7/15/07       144,809          145,262
UCFC Home Equity Loan Trust 94 DA-4                       8.78                     2/10/16       100,000          106,219
                                                                                                           ---------------
                                                                                                                 $754,516
                                                                                                           ---------------

Bank Bonds - 6.0%
----------------------------------------------------
Bank Of Boston  Notes                                     8.38                    12/15/02       225,000         $247,497
Bank Of Boston  Notes                                     9.50                     8/15/97        35,000           36,867
Capital One Bank Notes                                    6.39                     6/29/98       250,000          250,303
First Security Bank Notes                                 6.88                    10/4/96         35,000           35,300
First USA Bank Notes                                      5.75                     1/15/99       200,000          196,700
First USA Bank Notes                                      8.20                     2/15/98       250,000          258,668
Hartford National  Notes                                  9.85                     6/1/99        500,000          554,255
Midlantic Bank Notes                                      9.88                    12/1/99         75,000           84,196
                                                                                                           ---------------
                                                                                                               $1,663,786
                                                                                                           ---------------
Federal Agency - 0.4%
----------------------------------------------------
Federal Farm Credit Bank Notes                            6.60                     8/28/98       100,000         $102,029
                                                                                                           ---------------


Finance Bonds - 23.1%
----------------------------------------------------
Avalon Property Reit Notes                                7.38                     9/15/02       275,000         $277,445
Bear Stearns Co. Notes                                    6.75                     8/15/00       500,000          505,505
Duke Realty Reit Notes                                    7.38                     9/22/05       250,000          250,203
Equitable Co. Notes                                       9.00                    12/15/04       500,000          571,515
ERP Reit Notes                                            8.50                     5/15/99        75,000           78,571
Fairfax Financial Holdings Ltd. Notes                     8.25                    10/1/15        300,000          309,516
Federal Realty  Trust Notes                               8.88                     1/15/00       225,000          243,131
Goldman Sachs Notes                                       6.38                     6/15/00       500,000          497,495
Meditrust Reit Notes                                      7.38                     7/15/00       100,000          101,504
Merrill Lynch Notes                                       6.70                     8/1/00        500,000          505,890
Merry Land Co. Reit Notes                                 7.25                    10/1/02        250,000          255,820
Minnesota Mutual Notes                                    8.25                     9/15/25       300,000          311,931
New England Mutual Life Notes                             7.88                     2/15/24       125,000          124,063
Salomon Inc. Notes                                        7.00                     1/20/98       590,000          589,640
Shopping Center Assoc. Reit Notes                         6.75                     1/15/04       250,000          244,293
Smith Barney Notes                                        6.50                    10/15/02        50,000           49,705
Smith Barney Notes                                        6.63                     6/1/00        400,000          402,464
Taubman Realty Group Notes                                8.00                     6/15/99       250,000          258,730
TIG Holdings Inc. Notes                                   8.13                     4/15/05        50,000           53,587
United Co. Financial Notes                                7.00                     7/15/98        50,000           50,457
United Co. Financial Notes                                9.35                    11/1/99        275,000          297,470
USF & G Notes                                             7.00                     5/15/98        50,000           50,653
Wellsford Residential Property Notes                      7.75                     8/15/05       400,000          409,248
                                                                                                           ---------------
                                                                                                               $6,438,836
                                                                                                           ---------------



                                       2




                            Portfolio of Investments
                                   (continued)



                                                                                                  Par            Value
Security                                                Rate              Maturity                Value         (Note 1A)
----------------------------------------------------   -------     -----------------------   -------------  ---------------

Industrial Bonds - 11.2%
----------------------------------------------------
ADT Operations Notes                                      8.25                     8/1/00        300,000         $314,250
Hertz Corp Notes                                          6.70                     6/15/02       100,000          100,532
Hertz Corp Notes                                          7.00                     4/15/01        35,000           35,655
Methanex Notes                                            7.75                     8/15/05        50,000           51,125
News America Holdings Corp. Notes                         9.50                     7/15/24       150,000          178,233
News America Holdings Corp. Notes                        12.00                    12/15/01        70,000           78,201
Owens Illinois Corp. Notes                               11.00                    12/1/03        500,000          555,000
Paramount Communications Inc. Notes                       7.50                     1/15/02        55,000           56,300
R. P. Scherer Notes                                       6.75                     2/1/04         50,000           48,722
Ralcorp Holdings Notes                                    8.75                     9/15/04       375,000          409,687
Time Warner Inc. Notes                                    9.15                     2/1/23        650,000          704,990
Viacom Inc. Notes                                         7.75                     6/1/05        575,000          588,122
                                                                                                           ---------------
                                                                                                               $3,120,817
                                                                                                           ---------------

Original Issue Discount Bonds - 1.3%
----------------------------------------------------
U. S. Treasury Principal Strips                           0.00                    11/15/18     1,600,000         $356,064
                                                                                                           ---------------


Pass Thru Securities - 39.9%
----------------------------------------------------
FDIC Remic 94 C1                                          8.45                     9/25/25       250,000         $266,250
FNMA                                                      7.00      7/01/25-9/01/25            3,976,783        3,945,690
FNMA                                                      7.50      8/01/25-9/01/25            1,838,335        1,858,430
FNMA                                                      8.00     08/01/24-10/1/25            1,013,812        1,040,102
GNMA                                                      7.00     5/15/23-10/15/25            1,302,028        1,294,696
GNMA                                                      7.50     8/15/22-10/15/25            1,291,549        1,309,704
GNMA                                                      8.00                     9/15/23        98,729          101,690
GNMA                                                      9.00                     1/15/25       767,250          806,332
Lehman Mortgage Notes 95-C2                               7.05                     9/25/25       275,000          263,914
Resolution Trust Corp.  95-2                              7.45                     9/15/25       250,000          243,828
                                                                                                           ---------------
                                                                                                              $11,130,636
                                                                                                           ---------------

Public Utility Bonds- 1.6%
----------------------------------------------------
Systems Energy Resources Corp. Notes                      7.38                    10/1/00        450,000         $447,953
                                                                                                           ---------------

U.S. Treasury Bonds- 3.2%
----------------------------------------------------
U.S. Treasury Bonds                                       8.13                     8/15/19       250,000         $300,938
U.S. Treasury Notes                                       6.75                     5/31/97       555,000          564,108
U.S. Treasury Notes                                       6.88                     8/31/99        25,000           25,918
                                                                                                           ---------------
                                                                                                                 $890,964
                                                                                                           ---------------

Yankee Bonds - 6.4%
----------------------------------------------------
Brascan Notes                                             7.38                    10/1/02        500,000         $505,835
London Insurance Group Notes                              6.88                     9/15/05       250,000          249,718
Novacor Chemical Ltd. Notes                               6.50                     9/22/00       525,000          523,640
Providence of  Quebec Notes                               7.50                     7/15/23       250,000          247,775
St. Georges Bank Notes                                    7.15                    10/15/05       250,000          251,013
                                                                                                           ---------------
                                                                                                               $1,777,981
                                                                                                           ---------------

Total Bonds                                                                                                   $26,683,582
                                                                                                           ---------------
(identified cost $ 26,326,955)



                                       3




                            Portfolio of Investments
                                   (continued)



                                                                                                  Par            Value
Security                                                Rate              Maturity                Value         (Note 1A)
----------------------------------------------------   -------     -----------------------   -------------  ---------------

Short Term Obligations - 2.9%
----------------------------------------------------

Federal Agency Discount Bonds - 2.9%
----------------------------------------------------
Federal National Mortgage Association, due 11/2/95                                               800,000         $799,624
                                                                                                           ---------------


Total Short Term Obligations                                                                                     $799,624
                                                                                                           ---------------
(identified cost$ 799,624)

Total Investments - 98.7%                                                                                     $27,483,206
                                                                                                           ---------------
(identified cost $27,126,579)

Other assets, less liabilities - 1.3%                                                                            $361,307
                                                                                                           ---------------

Net Assets -  100%                                                                                            $27,844,513




                     Standish, Ayer & Wood Investment Trust
                      Standish Fixed Income Fund II Series

                       Statement of Assets and Liabilities
                                October 31, 1995
                                   (unaudited)

Assets
    Investments, at value (Note 1A)(identified cost, $27,126,579)                                $27,483,206
    Recceivable for investments sold                                                                      95
    Interest receivable                                                                              363,491
    Deferred organization expenses                                                                    11,591
    Receivable from investment advisor (Note 3)                                                       62,130
                                                                                           ------------------
      Total assets                                                                               $27,920,513

Liabilities
    Payable to custodian                                                        $18,996
    Accrued investment advisory fee (Note 3)                                     24,405
    Accrued trustee fees                                                            199
    Accrued expenses and other liabilities                                       32,400
                                                                          --------------
      Total liabilities                                                                              $76,000
                                                                                           ------------------

Net Assets                                                                                       $27,844,513
                                                                                           ==================
Net Assets consist of
    Paid-in capital                                                                              $27,056,962
    Undistributed net investment income (loss)                                                       265,568
    Accumulated undistributed net realized gain (loss)                                               165,356
    Net unrealized appreciation (depreciation)                                                       356,627
                                                                                           ------------------
      Total                                                                                      $27,844,513
                                                                                           ==================

Shares of beneficial interest outstanding                                                          1,361,475
                                                                                           ==================

Net asset value, offering price, and redemption price per share                                       $20.45
                                                                                           ==================
(Net assets/Shares outstanding)



                     Standish, Ayer & Wood Investment Trust
                      Standish Fixed Income Fund II Series

                             Statement of Operations
                      For the Period Ended October 31, 1995
                                   (unaudited)

Investment income
    Interest income                                                                             $421,882
                                                                                       ------------------
Expenses
    Investment advisory fee (Note 3)                                         $24,405
    Trustees fees                                                                199
    Accounting, custody and transfer agent fees                               23,493
    Registration costs                                                        12,839
    Audit services                                                            23,314
    Legal fees                                                                 1,322
    Amortization of organization expense                                         808
    Miscellaneous                                                                177
                                                                   ------------------
      Total expenses                                                         $86,557

Deduct:
    Preliminary waiver of investment advisory fee (Note 3)                  ($62,130)
                                                                   ------------------
    Net expenses                                                                                  24,427
                                                                                       ------------------
    Net investment income                                                                       $397,455
                                                                                       ------------------

Realized and unrealized gain (loss)
    Net realized gain (loss)
      Investment securities                                                                     $165,356
    Change in net unrealized appreciation (depreciation)
      Investment securities                                                                      356,627
                                                                                       ------------------

      Net gain (loss)                                                                           $521,983
                                                                                       ------------------
      Net increase (decrease) in net assets from operations                                     $919,438
                                                                                       ==================

                     Standish, Ayer & Wood Investment Trust
                      Standish Fixed Income Fund II Series

                       Statement of Changes in Net Assets


                                                                                                   For the Period
                                                                                                 July 3, 1995 (start
                                                                                                 of business) to
                                                                                                 October 31, 1995
                                                                                                   (unaudited)
Increase (decrease) in Net Assets                                                                ----------------
    From operations
      Net investment income                                                                              $397,455
      Net realized gain (loss)                                                                            165,356
      Change in net unrealized appreciation (depreciation)                                                356,627
                                                                                                 -----------------
         Net increase (decrease) in net assets from operations                                           $919,438
                                                                                                 -----------------
    Distributions to shareholders
      From net investment income                                                                        ($131,887)
                                                                                                 -----------------
         Total distributions to shareholders                                                            ($131,887)
                                                                                                 -----------------
    Fund share (principal) transactions (Note 5)
      Net proceeds from sale of shares                                                                $27,154,157
      Net asset value of shares issued to shareholders in
         payment of distributions declared                                                                131,887
      Cost of shares redeemed                                                                            (229,082)
                                                                                                 -----------------
         Increase (decrease) in net assets from Fund share transactions                               $27,056,962
                                                                                                 -----------------

           Net increase (decrease) in net assets                                                      $27,844,513
Net Assets
    At beginning of period                                                                                      0
                                                                                                 -----------------
    At end of period (including undistributed net investment income
    of $265,568 at October 31, 1995)                                                                  $27,844,513

                                                                                                 =================



                     Standish, Ayer & Wood Investment Trust
                      Standish Fixed Income Fund II Series

                              Financial Highlights


                                                                                                       For the Period
                                                                                                        July 3, 1995
                                                                                                    (start of business)
                                                                                                    to October 31, 1995
                                                                                                        (Unaudited)
                                                                                                    ---------------------
Per share data (for a share outstanding throughout each period)
    Net asset value - beginning of period                                                                        $20.00
                                                                                                    ---------------------
Income from investment operations
    Net investment income                                                                                         $0.29
    Net realized and unrealized gain (loss)                                                                        0.26
                                                                                                    ---------------------
    Total from investment operations                                                                               0.55
                                                                                                    ---------------------
Less distributions declared to shareholders
    From net investment income                                                                                    (0.10)
                                                                                                    ---------------------
    Total distributions declared to shareholders                                                                  (0.10)
                                                                                                    ---------------------
    Net asset value - end of period                                                                              $20.45
                                                                                                    =====================

Total return                                                                                                       2.76%
Ratios (to average net assets)/Supplemental Data
    Expenses *                                                                                                     0.40% t
    Net investment income *                                                                                        6.73% t

Portfolio turnover                                                                                                  182% y

Net assets at end of period (000 omitted)                                                                       $27,844

* The investment adviser did not impose a portion of its advisory fee. If this reduction had not been undertaken, the net investment income per share and the ratios would have been:

        Net investment income per share $0.24 Ratios (to average net assets):
            Expenses                                                                                               1.42% t
            Net investment income                                                                                  5.37% t

t   Computed on an annualized basis.
y   The turnover ratio for the period is not annualized.


                     Standish, Ayer & Wood Investment Trust
                      Standish Fixed Income Fund II Series

                          Notes to Financial Statements


(1)      Significant Accounting Policies:


         Standish, Ayer & Wood Investment Trust (Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Fund II(Fund) is a separate, diversified investment series of the Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.


A.       Investment security valuations--


         Securities for which quotations are readily available are valued at the last price, or if no sale, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities)for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.


         Short term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. If the Fund acquires a short term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.


B.       Repurchase agreements--


         It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

C.       Securities transactions and income--


         Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount on debt securities when required for federal income tax purposes.


D.       Federal taxes--


         As a qualified regulated investment company, under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.


(2)      Distributions to Shareholders:


         Dividends on shares of the Fund are declared quarterly from net investment income and distributed quarterly. Dividends from net investment income and distributions from capital gains, if any, are automatically reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Distributions are recorded on the ex-dividend date.


         Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage backed securities. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid-in capital.


(3)      Investment Advisory Fee:


         An investment advisory fee was paid to Standish, Ayer & Wood, Inc. (SA&W) for overall investment advisory and administrative services, and general office facilities, quarterly at the annual rate of 0.40% of the Fund's average daily net assets. The investment adviser had agreed that the total Fund operating expenses for any fiscal year would not exceed 0.40% of the Fund's average net assets. The Fund pays no compensation directly to its trustees who are affiliated with the investment adviser or to its officers, all of whom receive remuneration for their services to the Fund from the investment adviser. Certain of the trustees and officers of the Fund are directors or officers of SA&W.



(4)      Purchase and Sales of Investments:


         Purchase of investments, other than short-term obligations were as follows:

                                                                 Purchases             Sales
                                                             ------------------  ------------------
Investments (non-U.S. government securities)                       $19,477,802            $186,319
                                                             ==================  ==================





(5)      Shares of Beneficial Interest

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                                        For the Period
                                                                                        July 3, 1995 (start
                                                                                        of business) to
                                                                                        October 31, 1995
                                                                                        (unaudited)
                                                                                      ------------------
Shares sold                                                                                   1,366,247
Shares issued to shareholders in payment of distributions declared                                6,539
Shares redeemed                                                                                 (11,311)
                                                                                      ------------------

Net increase                                                                                  1,361,475
                                                                                      ==================






(6)      Federal Income Tax Basis of Investment Securities:

         The cost and unrealized depreciation in value of the investment securities owned at October 31, 1995, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $27,126,579
                                                            ====================

Gross unrealized appreciation                                          $363,888
Gross unrealized depreciation                                           ($7,261)
                                                            --------------------

    Net unrealized appreciation                                        $356,627
                                                            ====================

                     Standish, Ayer & Wood Investment Trust
                    Standish Controlled Maturity Fund Series

                    Financial Statements for the Period Ended
                                October 31, 1995
                                   (unaudited)




                     Standish, Ayer & Wood Investment Trust
                    Standish Controlled Maturity Fund Series

                            Portfolio of Investments
                                October 31, 1995
                                   (unaudited)

                                                                                                           Par              Value
Security                                                                    Rate        Maturity          Value           (Note 1A)
----------------------------------------------------------------------     -------     ---------------  --------------   -----------

Bonds - 89.6%
----------------------------------------------------------------------

Asset Backed Securities - 17.7%
----------------------------------------------------------------------
Advanta Home Equity Trust Loan  92-2A1                                       7.15              6/25/08    31,881             $32,140
AFC Home Equity Loan Trust 93-2                                              6.00              1/20/13    26,605              26,031
Capital Auto Receivables Trust  93-1A7                                       5.35              2/17/98    60,000              59,747
Contimortgage Home Equity Loan 95-3A2                                        6.86              7/15/10   100,000             100,969
Equicon Home Equity 95-2A2                                                   6.50              7/18/10   100,000              99,359
Equicredit Home Equity 93-4A                                                 5.73             12/15/08    87,948              85,145
Equicredit Home Equity 95-4A2                                                6.35             10/15/09   120,000             119,681
Greentree Financial Corp. 92-2 A2                                            7.05              1/15/18    50,000              50,656
Greentree Manuf Houses 93-2A2                                                6.10              7/15/18    75,000              74,859
Greentree Securities Trust 94-A                                              6.90              2/15/04   117,862             117,641
Greentree Securities Trust 95-A                                              7.25              7/15/05    46,352              46,598
Home Equity Loan Trust  92-2A                                                6.65             11/20/12    16,153              16,113
MBNA 91-1A                                                                   7.75             10/15/98    60,000              60,937
Merrill Lynch Mortgage Investments  92-D A2                                  7.40              7/15/17    74,892              75,688
OSCC Home Equity Trust 92-3A2                                                6.30              9/25/07    81,895              81,179
OSCC Home Equity Trust  92-4 Cl A                                            6.55             11/25/07    24,069              24,050
RNFC Trust 1995-3a2                                                          6.80             12/20/07    50,000              50,250
SPNB Home Equity 91-2 Cl B                                                   8.15              6/15/20    37,853              38,660
TMS Home Equity 92-B                                                         6.90              7/15/07    36,202              36,315
TMS Home Equity 93-DA1                                                       5.68              2/15/09    92,309              88,847
TMS Home Equity 94-DA4                                                       8.75              9/15/20    25,000              26,453
World Omni Auto Lease 94-BA                                                  7.95              1/25/01    50,000              51,203
                                                                                                                    ----------------
                                                                                                                          $1,362,521
                                                                                                                    ----------------

Bank Bonds - 10.9%
----------------------------------------------------------------------
Bank Of Boston Notes                                                         9.50              8/15/97    75,000             $79,004
Capital One Bank Notes                                                       6.39              6/29/98    50,000              50,061
Capital One Bank Notes                                                       6.66              8/17/98    75,000              75,568
Chase Manhattan Corp.  Notes                                                 7.50             12/1/97     50,000              51,400
Citicorp Notes                                                               8.42              2/12/97   125,000             128,678
First Security Bank Notes                                                    6.88             10/4/96    200,000             201,714
First USA  Bank Notes                                                        5.75              1/15/99   100,000              98,350
Fleet Bank Notes                                                             7.25             10/15/97    25,000              25,572
Midlantic Bank Notes                                                         9.88             12/1/99    110,000             123,487
                                                                                                                    ----------------
                                                                                                                            $833,834
                                                                                                                    ----------------

Collateralized Mortgage Bonds - 0.0%
----------------------------------------------------------------------
Veterans Affairs 1992-1 Cl A                                                 7.75              9/15/04       538                $537
                                                                                                                    ----------------


Eurodollar Bonds - 2.6%
----------------------------------------------------------------------
Forte PLC                                                                    7.75             12/19/96   120,000            $122,105
Inco Notes                                                                   9.75              4/29/96    25,000              25,397
Westpac Banking Group Notes                                                  8.00              5/28/96    50,000              50,505
                                                                                                                    ----------------
                                                                                                                            $198,007




                                       2



                            Portfolio of Investments
                                   (continued)


                                                                                                           Par              Value
Security                                                                    Rate        Maturity          Value           (Note 1A)
----------------------------------------------------------------------     -------     ---------------  --------------   -----------

Finance Bonds - 18.4%
----------------------------------------------------------------------
Associated Corp. Notes                                                       6.88              1/15/97    50,000             $50,459
Bear Stearns Co. Notes                                                       6.75              8/15/00    25,000             $25,275
Chrysler Financial Notes                                                     5.38             10/15/98    50,000              48,750
CIT Group Holdings Notes                                                     7.63             12/5/96     25,000              25,419
ERP Reit Ltd 144A Notes                                                      8.50              5/15/99    50,000              52,381
Finova Notes                                                                 8.50              2/15/99   100,000             106,122
Ford Motor Credit Global Notes                                               5.63              1/15/99   125,000             122,668
General Motors Acceptance Corp. Notes                                        7.85              5/8/97     50,000              51,304
General Motors Acceptance Corp. Notes                                        7.00              8/15/97    25,000              25,390
General Motors Acceptance Corp. Notes                                        7.75              4/15/97    25,000              25,581
Goldman Sachs Group Notes                                                    6.20              2/15/01    75,000              73,932
Meditrust Reit Notes                                                         7.38              7/15/00    50,000              50,752
Morgan Stanley Group Notes                                                   8.00             10/15/96   100,000             101,666
Salomon Inc. Notes                                                           5.47              9/22/97    75,000              73,424
Salomon Inc. Notes                                                           7.00              1/20/98    50,000              49,970
Smith Barney Notes                                                           5.63             11/15/98    50,000              49,093
Smith Barney Notes                                                           6.00              3/15/97    50,000              49,948
Taubman Realty Group Notes                                                   8.00              6/15/99   100,000             103,492
Transamerica Financial Notes                                                 9.88              1/1/98    125,000             134,616
United Co Financial Notes                                                    7.00              7/15/98   120,000             121,097
USF & G Notes                                                                7.00              5/15/98    25,000              25,327
Wellsford Reit Notes                                                         7.25              8/15/00    50,000              51,127
                                                                                                                    ----------------
                                                                                                                          $1,417,793
                                                                                                                    ----------------

Industrial Bonds - 10.4%
----------------------------------------------------------------------
ADT Operations Notes                                                         8.25              8/1/00     75,000             $78,563
Georgia Pacific Notes                                                        9.85              6/15/97    75,000              79,021
Hertz Corp. Notes                                                            9.50              5/15/98   125,000             134,261
Martin Marietta Corp.  Notes                                                 8.50              3/1/96     75,000              75,565
News America Holdings Corp. Notes                                            7.50              3/1/00    150,000             155,286
Novacor Chemical Notes                                                       6.50              9/22/00    75,000              74,806
Occidental Petroleum Corp. Notes                                             5.90             11/9/98     50,000              49,557
Time Warner Inc. Notes                                                       7.95              2/1/00    150,000             155,936
                                                                                                                    ----------------
                                                                                                                            $802,995
                                                                                                                    ----------------

Original Issue Discount - 0.3%
----------------------------------------------------------------------
FNMA Principal Strips                                                        0.00              3/9/02     25,000             $22,981
                                                                                                                    ----------------
                                                                                                                              22,981

Pass Thru Securities - 6.8%
----------------------------------------------------------------------
FHLMC Gold                                                                   7.50       3/1/97-6/1/00    165,229            $168,327
FHLMC                                                                        8.00              2/1/00     43,205              44,164
FHLMC Gold                                                                   7.50             10/1/00     75,000              76,547
FHLMC                                                                       10.50              7/1/15      2,331               2,548
GNMA                                                                         9.00             11/15/25   175,000             183,914
Resolution Trust Corp. 92-12A-2A                                             7.50              8/25/23    17,751              17,884
Resolution Trust Corp. 92-M2 A4                                              8.47              3/25/20     5,670               5,663
Resolution Trust Corp. 92-M3 A1                                              7.75              7/25/30    12,509              12,685
Resolution Trust Corp. 92-M3 A2                                              8.63              7/25/30    10,607              10,902
                                                                                                                    ----------------
                                                                                                                            $522,634
                                                                                                                    ----------------





                                       3



                            Portfolio of Investments
                                   (continued)

                                                                                                           Par              Value
Security                                                                    Rate        Maturity          Value           (Note 1A)
----------------------------------------------------------------------     -------     ---------------  --------------   -----------

Public Utility - 1.0%
----------------------------------------------------------------------
Systems Energy Resources Notes                                               7.38             10/1/00     25,000             $24,886
Systems Energy Resources Notes                                               7.63              4/1/99     50,000              51,224
                                                                                                                    ----------------
                                                                                                                             $76,110
                                                                                                                    ----------------


U.S. Treasury Bonds - 16.4%
----------------------------------------------------------------------
U.S. Treasury Notes                                                          4.38              8/15/96   110,000            $108,968
U.S. Treasury Notes                                                          5.13              4/30/98   100,000              98,734
U.S. Treasury Notes                                                          5.13             11/30/98   330,000             324,719
U.S. Treasury Notes                                                          5.38              5/31/98   100,000              99,234
U.S. Treasury Notes                                                          6.13              7/31/96   110,000             110,395
U.S. Treasury Notes                                                          6.63              3/31/97   175,000             177,352
U.S. Treasury Notes                                                          6.75              5/31/97   105,000             106,906
U.S. Treasury Notes                                                          6.88             10/31/96   100,000             101,203
U.S. Treasury Notes                                                          7.25              8/31/96    30,000              30,380
U.S. Treasury Notes                                                          7.50             12/31/96   100,000             102,078
                                                                                                                    ----------------
                                                                                                                          $1,259,969
                                                                                                                    ----------------

Variable Rate Collateralized Bonds - 0.1%
----------------------------------------------------------------------
Coll Mtg Oblgn Tr 13 Ser A Var Rt                                            6.38              1/20/03     9,907              $9,861
                                                                                                                    ----------------

Variable Rate Pass Thrus - 0.8%
----------------------------------------------------------------------
Resolution Trust Corp. Ser 92-7 A-1A                                         6.82              3/25/22    59,509             $58,831
                                                                                                                    ----------------


Variable Interest Bonds - 3.2%
----------------------------------------------------------------------
ERP Operating Notes                                                          6.69             12/22/97    50,000             $50,353
FNMA Super Flt 2*5yr Cmt-                                                    4.82              4/29/96    50,000              49,063
Ford Motor Credit Corp. Notes                                                4.82              7/12/96    25,000              24,750
Health & Rehab Reit Notes                                                    6.66              7/13/99    75,000              73,691
Merrill Lynch Notes                                                          5.54              4/7/97     50,000              49,563
                                                                                                                    ----------------
                                                                                                                            $247,420
                                                                                                                    ----------------

Yankee Bonds - 1.0%
----------------------------------------------------------------------
Brascan Ltd. Notes                                                           7.38             10/1/02     75,000             $75,875
                                                                                                                    ----------------



Total Bonds                                                                                                               $6,889,368
(identified cost, $6,870,163)


Short Term Obligations - 13.4%
----------------------------------------------------------------------

Federal Agency Discount Bonds - 2.6%
----------------------------------------------------------------------
Federal Farm Credit Bank, due 11/14/95                                                                   120,000            $119,737
Federal Home Loan Bank, due 11/27/95                                                                      75,000              74,673
                                                                                                                    ----------------
                                                                                                                            $194,410
                                                                                                                    ----------------

U.S. Government Securities - 0.6%
----------------------------------------------------------------------
U.S. Treasury Bills, due 6/27/96                                                                          50,000             $48,254
                                                                                                                    ----------------




                                       4



                            Portfolio of Investments
                                   (continued)

                                                                                                           Par              Value
Security                                                                    Rate        Maturity          Value           (Note 1A)
----------------------------------------------------------------------     -------     ---------------  --------------   -----------

 Repurchase Agreeements - 10.2%
----------------------------------------------------------------------
Prudential Bache repurchase agreement dated 10/31/95,
5.42% due 11/01/95 to pay $384,278 (Collateralized by
$391,915 Sallie Mae Notes)at cost.                                                                       384,221            $384,221

Safety Cash Overnight Investment dated
10/31/95, 5.17%, due 11/1/95 to pay $384,275
(Collateralized by $391,630 U.S. Treasury Note)
at cost.                                                                                                                    $384,221

Investors Cash Reserve dated 10/31/95, 5.35%,
due 11/1/95 to pay $14,554 (Collateralized by
$14,938 U.S. Treasury Notes) at cost.                                                                                        $14,552
                                                                                                                    ----------------
                                                                                                                            $782,994

Total Short Term Obligations                                                                                              $1,025,658
                                                                                                                    ----------------
(identified cost, $1,025,000)

Total Investments - 103.0%                                                                                                $7,915,026
                                                                                                                    ----------------
(identified cost, $7,895,163)

Other assets, less liabilities - (3.0)%                                                                                   ($229,347)
                                                                                                                    ----------------

Net Assets - 100%                                                                                                         $7,685,679

                                                                                                                    ================





                     Standish, Ayer & Wood Investment Trust
                    Standish Controlled Maturity Fund Series

                       Statement of Assets and Liabilities
                                October 31, 1995
                                   (unaudited)

Assets
    Investments, at value (Note 1A)(identified cost, $7,895,163)                                                        $7,915,026
    Receivable for investments sold                                                                                        101,189
    Interest receivable                                                                                                    102,736
    Deferred organization expenses                                                                                          10,937
    Receivable from investment advisor (Note 3)                                                                             43,244
    Other assets                                                                                                            19,905
                                                                                                                  -----------------
      Total assets                                                                                                      $8,193,037

Liabilities
    Payable for investments purchased                                                                 $483,461
    Accrued investment advisory fee (Note 3)                                                             6,943
    Accrued trustee fees                                                                                    44
    Accrued expenses and other liabilities                                                              16,910
                                                                                                 --------------
      Total liabilities                                                                                                   $507,358
                                                                                                                  -----------------

Net Assets                                                                                                              $7,685,679
                                                                                                                  =================
Net Assets consist of
    Paid-in capital                                                                                                     $7,606,507
    Undistributed net investment income (loss)                                                                              52,382
    Accumulated undistributed net realized gain (loss)                                                                       6,927
    Net unrealized appreciation (depreciation)                                                                              19,863
                                                                                                                  -----------------
      Total                                                                                                             $7,685,679
                                                                                                                  =================

Shares of beneficial interest outstanding                                                                                  379,823
                                                                                                                  =================

Net asset value, offering price, and redemption price per share                                                             $20.23
                                                                                                                  =================
(Net assets/Shares outstanding)


                     Standish, Ayer & Wood Investment Trust
                    Standish Controlled Maturity Fund Series

                             Statement of Operations
                      For the Period Ended October 31, 1995
                                   (unaudited)


Investment income
    Interest income                                                                                                      $134,218
                                                                                                                 -----------------
Expenses
    Investment advisory fee (Note 3)                                                                   $6,943
    Trustees fees                                                                                          44
    Accounting, custody and transfer agent fees                                                        19,759
    Registration costs                                                                                  3,793
    Audit services                                                                                     18,585
    Legal fees                                                                                          1,322
    Amortization of organization expense                                                                  762
                                                                                            ------------------
      Total expenses                                                                                  $51,208

Deduct:
    Preliminary waiver of investment advisory fee and expenses (Note 3)                              ($43,244)
                                                                                            ------------------
    Net expenses                                                                                                            7,964
                                                                                                                 -----------------
    Net investment income                                                                                                $126,254
                                                                                                                 -----------------

Realized and unrealized gain (loss)
    Net realized gain (loss)
      Investment securities                                                                                                $6,927
    Change in net unrealized appreciation (depreciation)
        Investment securities                                                                                              19,863
                                                                                                                 -----------------

      Net gain (loss)                                                                                                     $26,790
                                                                                                                 -----------------
      Net increase (decrease) in net assets from operations                                                              $153,044
                                                                                                                 =================




                     Standish, Ayer & Wood Investment Trust
                    Standish Controlled Maturity Fund Series

                       Statement of changes in Net Assets


                                                                                                             For the Period
                                                                                                           July 3, 1995 (start
                                                                                                             of business) to
                                                                                                            October 31, 1995
                                                                                                               (unaudited)
                                                                                                           ------------------
Increase (decrease) in Net Assets
    From operations
      Net investment income                                                                                         $126,254
      Net realized gain (loss)                                                                                         6,927
      Change in net unrealized appreciation (depreciation)                                                            19,863
                                                                                                           ------------------
         Net increase (decrease) in net assets from operations                                                      $153,044
                                                                                                           ------------------
    Distributions to shareholders
      From net investment income                                                                                    ($73,872)
                                                                                                           ------------------
         Total distributions to shareholders                                                                        ($73,872)
                                                                                                           ------------------
    Fund share (principal) transactions (Note 5)
      Net proceeds from sale of shares                                                                            $7,600,102
      Net asset value of shares issued to shareholders in
         payment of distributions declared                                                                            16,405
      Cost of shares redeemed                                                                                        (10,000)
                                                                                                           ------------------
         Increase (decrease) in net assets from Fund share transactions                                           $7,606,507
                                                                                                           ------------------

           Net increase (decrease) in net assets                                                                  $7,685,679
Net Assets
    At beginning of period                                                                                                 0
                                                                                                           ------------------
    At end of period (including undistributed net investment income
    of $52,382 at October 31, 1995)                                                                               $7,685,679



                     Standish, Ayer & Wood Investment Trust
                    Standish Controlled Maturity Fund Series

                              Financial Highlights


                                                                                             For the Period
                                                                                           July 3, 1995 (start
                                                                                             of business) to
                                                                                           October 31, 1995
                                                                                               (unaudited)
                                                                                           ---------------------
Per share data (for a share outstanding throughout each period)
    Net asset value - beginning of period                                                                $20.00
                                                                                           ---------------------
Income from investment operations
    Net investment income                                                                                 $0.40
    Net realized and unrealized gain (loss)                                                                0.08
                                                                                          ---------------------
    Total from investment operations                                                                       0.48
                                                                                          ---------------------
Less distributions declared to shareholders
    From net investment income                                                                            (0.25)
                                                                                           ---------------------
    Total distributions declared to shareholders                                                          (0.25)
                                                                                           ---------------------
    Net asset value - end of period                                                                      $20.23
                                                                                           =====================

Total return                                                                                               2.41%
Ratios (to average net assets)/Supplemental Data
    Expenses *                                                                                             0.40%    t
    Net investment income *                                                                                6.22%    t

Portfolio turnover                                                                                           90%    y

Net assets at end of period (000 omitted)                                                                 $7,685

* The investment adviser did not impose a portion of its advisory fee. If this reduction had not been undertaken, the net investment income per share and the ratios would have been:

        Net investment income per share $0.26 Ratios (to average net assets):
            Expenses                                                                                       2.58%    t
            Net investment income                                                                          4.09%    t

t   Computed on an annualized basis.
y   The turnover ratio for the period is not annualized.


                     Standish, Ayer & Wood Investment Trust
                    Standish Controlled Maturity Fund Series

                          Notes to Financial Statements


(1)      Significant Accounting Policies:


Standish, Ayer & Wood Investment Trust (Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Controlled Maturity Fund (Fund) is a separate, diversified investment series of the Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.


A.       Investment security valuations--


Securities for which quotations are readily available are valued at the last price, or if no sale, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities)for which quotations are not readily available are valued primarily using dealer- supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.


Short term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. If the Fund acquires a short term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.


B.       Repurchase agreements--


It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

C.       Securities transactions and income--


Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount on debt securities when required for federal income tax purposes.


D.       Federal taxes--


As a qualified regulated investment company, under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.


(2)      Distributions to Shareholders:


Dividends on shares of the Fund are declared quarterly from net investment income and distributed quarterly. Dividends from net investment income and distributions from capital gains, if any, are automatically reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Distributions are recorded on the ex-dividend date.


Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage backed securities. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid-in capital.


(3)      Investment Advisory Fee:


An investment advisory fee was paid to Standish, Ayer & Wood, Inc. (SA&W) for overall investment advisory and administrative services, and general office facilities, quarterly at the annual rate of 0.35% of the Fund's average daily net assets. The investment adviser had agreed that the total Fund operating expenses for any fiscal year would not exceed 0.40% of the Fund's average net assets. The Fund pays no compensation directly to its trustees who are affiliated with the investment adviser or to its officers, all of whom receive remuneration for their services to the Fund from the investment adviser. Certain of the trustees and officers of the Fund are directors or officers of SA&W.


(4)      Purchase and Sales of Investments:


         Purchase of investments, other than short-term obligations were as follows:

                                                                                           Purchases             Sales
                                                                                       ------------------  ------------------
Investments (non-U.S. government securities)                                                  $6,557,557          $1,803,333
                                                                                       ==================  ==================



(5)      Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                                                               For the Period
                                                                                                             July 3, 1995 (start
                                                                                                               of business) to
                                                                                                              October 31, 1995
                                                                                                                 (unaudited)
                                                                                                             ------------------
Shares sold                                                                                                            379,503
Shares issued to shareholders in payment of distributions declared                                                         818
Shares redeemed                                                                                                           (498)
                                                                                                             ------------------

Net increase                                                                                                           379,823
                                                                                                             ==================








Federal Income Tax Basis of Investment Securities:

The cost and unrealized depreciation in value of the investment securities owned at October 31, 1995, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                                                                 $7,895,163
                                                                                                      ====================

Gross unrealized appreciation                                                                                     $25,028
Gross unrealized depreciation                                                                                     ($5,165)
                                                                                                      --------------------

    Net unrealized appreciation                                                                                   $19,863
                                                                                                      ====================








Delayed Delivery Transactions

The Fund may purchase  securities on a when-issued or forward  commitment basis.
Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund instructs its custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

At October 31, 1995, the Fund had entered into the following delayed delivery transactions.


                            Type                          Security             Settlement Date              Amount
--------------------------------------------------   --------------------  -------------------------  -------------------
                            Buy                        FHLMC Gold, 7.5%           11/28/95                 $76,547



                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)      Financial Statements:


Included in the Prospectus with respect to Standish Controlled
Maturity Fund:


         Financial Highlights


Included in the Statement of Additional Information with respect to Standish Controlled Maturity Fund:


         Schedule of Portfolio Investments
         Statement of Assets and Liabilities
         Statement of Operations
         Statement of Changes In Net Assets
         Financial Highlights
         Notes to Financial Statements


Included in the Prospectus with respect to Standish Fixed Income Fund II:

         Financial Highlights

Included in the Statement of Additional Information with respect to Standish Fixed Income Fund II:

         Schedule of Portfolio Investments
         Statement of Assets and Liabilities
         Statement of Operations
         Statement of Changes In Net Assets
         Financial Highlights
         Notes to Financial Statements



(b)      Exhibits:

          (1)       Agreement and Declaration of Trust dated
                    August 13, 1986*

         (1A)       Certificate of Designation of Standish Fixed Income
                    Fund**

         (1B)       Certificate of Designation of Standish
                    International Fund**

         (1C)       Certificate of Designation of Standish
                    Securitized Fund**

         (1D)       Certificate of Designation of Standish
                    Short-Term Asset Reserve Fund**

         (1E)       Certificate of Designation of Standish
                    Marathon Fund*

         (1F)       Certificate of Amendment dated November 21,
                    1989*

         (1G)       Certificate of Amendment dated November 29,
                    1989*

         (1H)       Certificate of Amendment dated April 24, 1990*

         (1I)       Certificate of Designation of Standish Equity Fund**

         (1J) Certificate of Designation of Standish International Fixed Income Fund**

         (1K) Certificate of Designation of Standish Intermediate Tax Exempt Bond Fund*

         (1L) Certificate of Designation of Standish Massachusetts Intermediate Tax Exempt Bond Fund*

         (1M)       Certificate of Designation of Standish Global Fixed
                    Income Fund*

         (1N) Certificate of Designation of Standish Controlled Maturity Fund and Standish Fixed Income Fund II*


         (1O)       Certificate of Designation of Standish Tax-
                    Sensitive Small Cap Equity Fund and Standish
                    Tax-Sensitive Equity Fund**


         (2)        Bylaws of the Registrant*

         (3)        Not applicable

         (4)        Not applicable

         (5A) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Fixed Income Fund**

         (5B) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Securitized Fund**

         (5C) Form of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Short-Term Asset Reserve Fund**

         (5D) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Small Capitalization Equity Fund (formerly Standish Marathon Fund)**

         (5E) Investment Advisory Agreement dated September 13, 1989 between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Fixed Income Fund**

         (5F) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Equity Fund**

         (5G) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish International Fixed Income Fund**

         (5H) Assignment of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish International Fixed Income Fund**

         (5I) Form of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Intermediate Tax Exempt Bond Fund**

         (5J) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Massachusetts Intermediate Tax Exempt Bond Fund**

         (5K) Investment Advisory Agreement between Standish International Management Company, L.P. relating to Standish Global Fixed Income Fund**

         (5L) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Controlled Maturity Fund**

         (5M) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Fixed Income Fund II**

         (5N) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Small Cap Tax-Sensitive Equity Fund**

         (5O) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Tax-Sensitive Equity Fund**


         (6)        Not applicable

         (7)        Not applicable

         (8A)       Custodian Agreement for Fixed Income Fund**

         (8B)       Custodian Agreement for Standish Short-Term Asset
                    Reserve Fund**

         (8C) Custodian Agreement for Standish Small Capitalization Equity Fund (formerly Standish Marathon Fund)**

         (8D)       Custodian Agreement for Standish Securitized Fund**

         (8E)       Custodian Agreement for Standish Equity Fund**

         (8F)       Custodian Agreement for Standish International Fixed
                    Income Fund**

         (8G)       Custodian Agreement for Standish Intermediate Tax
                    Exempt Bond Fund**

         (8H) Custodian Agreement for Standish Massachusetts Intermediate Tax Exempt Bond Fund**

         (8I)       Custodian Agreement for Standish Global Fixed Income
                    Fund**

         (8J)       Custodian Agreement for Standish Controlled Maturity
                    Fund*

         (8K)       Custodian Agreement for Standish Fixed Income Fund II*


         (8L) Custodian Agreement for Standish Small Cap Tax-Sensitive Equity Fund***

         (8M)       Custodian Agreement for Standish Tax-Sensitive Equity
                    Fund***

         (9)        Transfer Agency and Shareholder Service Agreement**

         (10A)      Opinion and Consent of Counsel for Standish Fixed
                    Income Fund**

         (10B)      Opinion and Consent of Counsel for Standish
                    Securitized Fund**

         (10C) Opinion and Consent of Counsel for Standish Short-Term Asset Reserve Fund**

         (10D) Opinion and Consent of Counsel for Standish Small Capitalization Equity Fund (formerly Standish Marathon
                    Fund)**

         (10E)      Opinion and Consent of Counsel for Standish Equity
                    Fund**

         (10F)      Opinion and Consent of Counsel for Standish
                    International Fixed Income Fund**

         (10G)      Opinion and Consent of Counsel for Standish
                    Intermediate Tax Exempt Bond Fund**

         (10H)      Opinion and Consent of Counsel for Standish
                    Massachusetts Intermediate Tax Exempt Bond Fund**

         (10I) Opinion and Consent of Counsel for Standish Global Fixed Income Fund**

         (10J)      Opinion and Consent of Counsel for the Registrant**


         (11)       Not applicable


         (12)       Not applicable

         (13)       Form of Initial Capital Agreement between the
                    Registrant and Standish, Ayer & Wood, Inc.**

         (14)       Not applicable

         (15)       Not applicable

         (16)       Performance Calculations**


         (17A)      Financial Data Schedule of Standish Controlled
                    Maturity Fund+

         (17B)      Financial Data Schedule of Standish Fixed Income
                    Fund II+


         (18)       Not applicable

         (19A)      Power of Attorney (Richard S. Wood)**

         (19B)      Power of Attorney (David W. Murray)**

         (19C)      Power of Attorney (Samuel C. Fleming)**

         (19D)      Power of Attorney (Benjamin M. Friedman)**

         (19E)      Power of Attorney (John H. Hewitt)**

         (19F)      Power of Attorney (Edward H. Ladd)**

         (19G)      Power of Attorney (Caleb Loring III)**

         (19H)      Power of Attorney (D. Barr Clayson)**

         (19I)      Power of Attorney (Richard C. Doll)**

         --------------------
         +          Filed herewith.
         *          Filed as an exhibit to Registration
                    Statement No. 33-10615 and incorporated
                    herein by reference thereto.
         **         Filed as an exhibit to Registration
                    Statement No. 33-8214 and incorporated
                    herein by reference thereto.
         ***        To be filed by Amendment.

Item 25. Persons Controlled by or under Common Control with Registrant

         No person is directly or indirectly controlled by or under common control with the Registrant.

Item 26.          Number of Holders of Securities


         Set forth below is the number of record holders, as of December 1, 1995, of the shares of each series of the Registrant.


                                                             Number of Record
         Title of Class                                          Holders

         Shares of beneficial interest,
         par value $.01, of:

         Standish Fixed Income Fund                              421
         Standish Securitized Fund                               15
         Standish Short Term Asset
              Reserve Fund                                       125
         Standish International Fixed
              Income Fund                                        199
         Standish Global Fixed Income Fund                       47
         Standish Equity Fund                                    137
         Standish Small Capitalization
              Equity Fund                                        475
         Standish Mass. Intermediate Tax
              Exempt Bond Fund                                   83
         Standish Intermediate Tax Exempt
              Bond Fund                                          101
         Standish International Equity Fund                      222
         Standish Controlled Maturity Fund                       6
         Standish Fixed Income Fund II                           4
         Standish Small Cap Tax-Sensitive
           Equity Fund                                           0
         Standish Tax-Sensitive Equity Fund                      0


Item 27.          Indemnification

         Under the Registrant's Agreement and Declaration of Trust, any past or present Trustee or officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or is otherwise involved by reason of his being or having been a Trustee or officer of the Registrant. The Agreement and Declaration of Trust of the Registrant does not authorize indemnification where it is determined, in the manner specified in the Declaration, that such Trustee or officer has not acted in good faith in the reasonable belief that his actions were in the best interest of the Registrant. Moreover, the Declaration does not authorize indemnification where such Trustee or officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person against the Registrant in connection with the securities being registered, and the Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Advisers

         a. Standish, Ayer & Wood, Inc. and Standish International Management Company, L.P.:

         The business and other connections of the officers and Directors of Standish, Ayer & Wood, Inc. ("Standish, Ayer & Wood"), the investment adviser to all series of the Registrant other than Standish International Equity Fund, Standish Global Fixed Income Fund Standish International Fixed Income Fund are listed on the Form ADV of Standish, Ayer & Wood as currently on file with the Commission (File No. 801-584), the text of which is hereby incorporated by reference.

         The business and other connections of the officers and partners of Standish International Management Company, L.P. ("Standish International"), the investment adviser to Standish International Equity Fund, Standish Global Fixed Income Fund and Standish International Fixed Income Fund, are listed on the Form ADV of Standish International as currently on file with the Commission (File No. 801-639338), the text of which is hereby incorporated by reference.

         The following sections of each such Form ADV are incorporated herein by reference:

                  (a)  Items 1 and 2 of Part 2;

                  (b)  Section IV, Business Background, of
                            each Schedule D.

         Item 29.  Principal Underwriter

(a)      Not applicable.

Item 30.  Location of Accounts and Records

         The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at One Financial Center, Boston, Massachusetts 02111. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of the Registrant's transfer and dividend disbursing agent and custodian.

Item 31.  Management Services

         Not applicable

Item 32.  Undertakings

                  (a)      Not applicable.


                  (b) With respect to each of Standish Small Cap Tax-Sensitive Equity Fund and Standish Tax-Sensitive Equity Fund, the Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Post-Effective Amendment to its Registration Statement.


                  (c) The Registrant undertakes to furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement (which satisfies all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the _____ day of December, 1995.



                                                     STANDISH, AYER & WOOD
                                                     INVESTMENT TRUST




                                                     /s/ David W. Murray
                                                     David W. Murray, Treasurer



         The term "Standish, Ayer & Wood Investment Trust" means and refers to the Trustees from time to time serving under the Agreement and Declaration of Trust of the Registrant dated August 13, 1986, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding personally upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Registration Statement has been authorized by the Trustees of the Registrant and this Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                         Title                        Date


Richard S. Wood*                  Trustee and President        December 31, 1995
----------------------            (principal executive
Richard S. Wood                   officer)



David W. Murray*                  Treasurer (principal         December 31, 1995
David W. Murray                   financial and accounting
                                  officer) and Secretary


D. Barr Clayson*                  Trustee and Vice             December 31, 1995
D. Barr Clayson                   President



Richard C. Doll*                  Trustee                      December 31, 1995
Richard C. Doll


Samuel C. Fleming*                Trustee                      December 31, 1995
Samuel C. Fleming


Benjamin M. Friedman*             Trustee                      December 31, 1995
Benjamin M. Friedman


John H. Hewitt*                   Trustee                      December 31, 1995
John H. Hewitt


Edward H. Ladd*                   Trustee                      December 31, 1995
Edward H. Ladd


Caleb Loring III*                 Trustee                      December 31, 1995
Caleb Loring III


*By: /s/ David W. Murray_
     David W. Murray
     Attorney-In-Fact

                                  EXHIBIT INDEX


Exhibit

17(a)        Financial Data Schedule for Standish Controlled Maturity
             Fund

17(b)        Financial Data Schedule for Standish Fixed Income Fund II